UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Series Opportunistic Insights Fund Fidelity® Series Opportunistic Insights Fund : FVWSX

This semi-annual shareholder report contains information about Fidelity® Series Opportunistic Insights Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Opportunistic Insights Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$12,091,006,718
Number of Holdings	343
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.2
Communication Services	24.1
Financials	19.2
Industrials	10.3
Consumer Discretionary	9.7
Health Care	6.9
Consumer Staples	1.7
Materials	1.2
Utilities	1.1
Energy	0.6
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 1.5
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.1
Canada - 2.7
Brazil - 0.6
Korea (South) - 0.5
Taiwan - 0.4
United Kingdom - 0.4
China - 0.4
Japan - 0.3
Israel - 0.3
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	15.4
NVIDIA Corp	10.3
Berkshire Hathaway Inc Class A	6.1
Amazon.com Inc	5.2
Microsoft Corp	4.5
Netflix Inc	4.1
Visa Inc Class A	2.2
Amphenol Corp Class A	2.2
JPMorgan Chase & Co	2.0
GE Vernova Inc	1.7
53.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916152.101    2459-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Contrafund® K6 Fidelity® Contrafund® K6 : FLCNX

This semi-annual shareholder report contains information about Fidelity® Contrafund® K6 for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund® K6	$ 24	0.45%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$35,942,553,767
Number of Holdings	353
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.8
Communication Services	25.7
Financials	18.3
Consumer Discretionary	9.6
Industrials	7.7
Health Care	6.0
Consumer Staples	2.0
Materials	1.3
Utilities	1.2
Energy	0.6
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.1
Preferred Stocks - 1.2
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.6
Canada - 2.4
Brazil - 0.5
Korea (South) - 0.5
Taiwan - 0.5
United Kingdom - 0.3
Japan - 0.3
China - 0.3
Congo Democratic Republic Of - 0.3
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	17.5
NVIDIA Corp	10.6
Berkshire Hathaway Inc Class A	8.0
Amazon.com Inc	5.8
Microsoft Corp	5.2
Netflix Inc	3.5
Amphenol Corp Class A	2.5
Apple Inc	1.9
Alphabet Inc Class A	1.9
Visa Inc Class A	1.9
58.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916167.101    2946-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Contrafund® Fidelity® Contrafund® : FCNTX

This semi-annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund®	$ 39	0.75%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$166,631,799,894
Number of Holdings	360
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Communication Services	26.1
Information Technology	23.8
Financials	18.4
Consumer Discretionary	9.9
Industrials	8.1
Health Care	6.6
Consumer Staples	1.9
Materials	1.2
Utilities	1.2
Energy	0.8
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 1.8
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.7
Canada - 2.2
Brazil - 0.5
Taiwan - 0.4
Korea (South) - 0.4
United Kingdom - 0.4
China - 0.4
Japan - 0.3
Switzerland - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	18.2
NVIDIA Corp	9.0
Berkshire Hathaway Inc Class A	8.3
Amazon.com Inc	6.3
Microsoft Corp	5.3
Netflix Inc	3.2
Amphenol Corp Class A	2.3
Apple Inc	2.2
Eli Lilly & Co	2.0
Alphabet Inc Class A	1.9
58.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915930.101    22-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Contrafund® Fidelity® Contrafund® Class K : FCNKX

This semi-annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.68%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$166,631,799,894
Number of Holdings	360
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Communication Services	26.1
Information Technology	23.8
Financials	18.4
Consumer Discretionary	9.9
Industrials	8.1
Health Care	6.6
Consumer Staples	1.9
Materials	1.2
Utilities	1.2
Energy	0.8
Real Estate	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.3
Preferred Stocks - 1.8
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.7
Canada - 2.2
Brazil - 0.5
Taiwan - 0.4
Korea (South) - 0.4
United Kingdom - 0.4
China - 0.4
Japan - 0.3
Switzerland - 0.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	18.2
NVIDIA Corp	9.0
Berkshire Hathaway Inc Class A	8.3
Amazon.com Inc	6.3
Microsoft Corp	5.3
Netflix Inc	3.2
Amphenol Corp Class A	2.3
Apple Inc	2.2
Eli Lilly & Co	2.0
Alphabet Inc Class A	1.9
58.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915929.101    2080-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class Z : FZANX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.72%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$23,178,940,335
Number of Holdings	408
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.5
Communication Services	23.4
Financials	15.2
Industrials	13.0
Consumer Discretionary	10.3
Health Care	7.3
Materials	1.9
Utilities	1.5
Consumer Staples	1.2
Energy	1.1
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 2.6
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Canada - 2.3
Taiwan - 0.9
Netherlands - 0.7
Brazil - 0.6
China - 0.5
United Kingdom - 0.5
Japan - 0.5
Italy - 0.4
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	13.5
NVIDIA Corp	9.2
Microsoft Corp	5.7
Amazon.com Inc	5.3
Berkshire Hathaway Inc Class A	5.0
Alphabet Inc Class A	4.7
Netflix Inc	3.6
Space Exploration Technologies Corp	2.2
Eli Lilly & Co	1.6
Apple Inc	1.5
52.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916055.101    2539-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class M : FNITX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.33%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$23,178,940,335
Number of Holdings	408
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.5
Communication Services	23.4
Financials	15.2
Industrials	13.0
Consumer Discretionary	10.3
Health Care	7.3
Materials	1.9
Utilities	1.5
Consumer Staples	1.2
Energy	1.1
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 2.6
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Canada - 2.3
Taiwan - 0.9
Netherlands - 0.7
Brazil - 0.6
China - 0.5
United Kingdom - 0.5
Japan - 0.5
Italy - 0.4
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	13.5
NVIDIA Corp	9.2
Microsoft Corp	5.7
Amazon.com Inc	5.3
Berkshire Hathaway Inc Class A	5.0
Alphabet Inc Class A	4.7
Netflix Inc	3.6
Space Exploration Technologies Corp	2.2
Eli Lilly & Co	1.6
Apple Inc	1.5
52.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916053.101    1280-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class I : FINSX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.83%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$23,178,940,335
Number of Holdings	408
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.5
Communication Services	23.4
Financials	15.2
Industrials	13.0
Consumer Discretionary	10.3
Health Care	7.3
Materials	1.9
Utilities	1.5
Consumer Staples	1.2
Energy	1.1
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 2.6
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Canada - 2.3
Taiwan - 0.9
Netherlands - 0.7
Brazil - 0.6
China - 0.5
United Kingdom - 0.5
Japan - 0.5
Italy - 0.4
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	13.5
NVIDIA Corp	9.2
Microsoft Corp	5.7
Amazon.com Inc	5.3
Berkshire Hathaway Inc Class A	5.0
Alphabet Inc Class A	4.7
Netflix Inc	3.6
Space Exploration Technologies Corp	2.2
Eli Lilly & Co	1.6
Apple Inc	1.5
52.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916054.101    1281-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class C : FNICX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.84%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$23,178,940,335
Number of Holdings	408
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.5
Communication Services	23.4
Financials	15.2
Industrials	13.0
Consumer Discretionary	10.3
Health Care	7.3
Materials	1.9
Utilities	1.5
Consumer Staples	1.2
Energy	1.1
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 2.6
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Canada - 2.3
Taiwan - 0.9
Netherlands - 0.7
Brazil - 0.6
China - 0.5
United Kingdom - 0.5
Japan - 0.5
Italy - 0.4
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	13.5
NVIDIA Corp	9.2
Microsoft Corp	5.7
Amazon.com Inc	5.3
Berkshire Hathaway Inc Class A	5.0
Alphabet Inc Class A	4.7
Netflix Inc	3.6
Space Exploration Technologies Corp	2.2
Eli Lilly & Co	1.6
Apple Inc	1.5
52.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916052.101    1279-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class A : FNIAX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.08%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$23,178,940,335
Number of Holdings	408
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.5
Communication Services	23.4
Financials	15.2
Industrials	13.0
Consumer Discretionary	10.3
Health Care	7.3
Materials	1.9
Utilities	1.5
Consumer Staples	1.2
Energy	1.1
Real Estate	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Preferred Stocks - 2.6
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
Canada - 2.3
Taiwan - 0.9
Netherlands - 0.7
Brazil - 0.6
China - 0.5
United Kingdom - 0.5
Japan - 0.5
Italy - 0.4
Others - 1.8

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	13.5
NVIDIA Corp	9.2
Microsoft Corp	5.7
Amazon.com Inc	5.3
Berkshire Hathaway Inc Class A	5.0
Alphabet Inc Class A	4.7
Netflix Inc	3.6
Space Exploration Technologies Corp	2.2
Eli Lilly & Co	1.6
Apple Inc	1.5
52.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916051.101    1277-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Opportunistic Insights Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Opportunistic Insights Fund
Consolidated Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	81,039	1,251,550
Clean TeQ Water Ltd (b)	2,653	323
		1,251,873
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (b)(c)(d)	6,900	8,928,117
Materials - 0.0%
Metals & Mining - 0.0%
Evolution Mining Ltd	229,202	1,175,116
TOTAL AUSTRALIA		11,355,106
BELGIUM - 0.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV ADR	186,500	12,816,280
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	35,794	7,039,203
TOTAL BELGIUM		19,855,483
BRAZIL - 0.6%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	12,300	32,147,649
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	701,700	4,764,543
NU Holdings Ltd/Cayman Islands Class A (b)	1,644,900	22,568,028
		27,332,571
Capital Markets - 0.0%
Banco BTG Pactual SA unit	160,929	1,251,449
TOTAL FINANCIALS		28,584,020

Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	82,200	7,392,115
TOTAL BRAZIL		68,123,784
CANADA - 2.7%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	31,300	4,410,157
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ARC Resources Ltd	55,700	1,174,332
Cameco Corp (United States)	17,700	1,313,871
Canadian Natural Resources Ltd	535,500	16,830,843
PrairieSky Royalty Ltd	36,900	640,043
		19,959,089
Financials - 1.2%
Banks - 0.2%
Royal Bank of Canada	156,200	20,586,168
Toronto Dominion Bank	103,000	7,575,898
		28,162,066
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	212,300	11,735,944
Insurance - 0.9%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	35,100	63,356,563
Intact Financial Corp	164,485	38,247,972
		101,604,535
TOTAL FINANCIALS		141,502,545

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	30,700	3,260,033
Professional Services - 0.1%
Thomson Reuters Corp	51,391	10,334,431
TOTAL INDUSTRIALS		13,594,464

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	62,537	9,770,789
IT Services - 0.4%
Shopify Inc Class A (b)	380,068	43,835,858
Software - 0.0%
Constellation Software Inc/Canada	400	1,466,701
TOTAL INFORMATION TECHNOLOGY		55,073,348

Materials - 0.7%
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA	127,400	15,178,539
Alamos Gold Inc Class A	227,076	6,039,796
B2Gold Corp	1,382,533	4,995,089
Franco-Nevada Corp	151,117	24,810,154
G Mining Ventures Corp	179,800	2,347,600
Kinross Gold Corp	112,500	1,758,032
Lundin Gold Inc	249,100	13,152,407
Novagold Resources Inc (b)	333,834	1,372,844
Orla Mining Ltd (b)	2,052,752	20,621,735
		90,276,196
TOTAL CANADA		324,815,799
CHINA - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	75,600	4,871,332
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	963,000	14,993,942
Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (b)	38,100	9,222,867
Zai Lab Ltd ADR (b)	104,872	3,667,374
		12,890,241
Industrials - 0.0%
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	100,700	1,189,267
TOTAL CHINA		33,944,782
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (b)	3,927,589	29,505,589
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	336,793	13,054,097
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	44,276	12,146,880
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	9,466	3,347,372
TOTAL FRANCE		15,494,252
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	39,288	1,932,184
Financials - 0.0%
Insurance - 0.0%
Allianz SE	2,700	1,095,750
Industrials - 0.1%
Electrical Equipment - 0.1%
Siemens Energy AG (b)	36,000	4,207,713
Information Technology - 0.0%
Software - 0.0%
SAP SE	11,500	3,516,464
TOTAL GERMANY		10,752,111
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	328,100	4,670,676
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	4,029	1,204,228
TOTAL IRELAND		5,874,904
ISRAEL - 0.3%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	1,406,225	23,568,331
Information Technology - 0.1%
Software - 0.1%
Check Point Software Technologies Ltd (b)	32,073	7,096,151
TOTAL ISRAEL		30,664,482
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	61,700	3,558,239
JAPAN - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	44,000	1,515,197
Specialty Retail - 0.1%
Fast Retailing Co Ltd	22,700	7,783,016
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	253,000	6,465,331
TOTAL CONSUMER DISCRETIONARY		15,763,544

Industrials - 0.2%
Industrial Conglomerates - 0.1%
Hitachi Ltd	211,700	6,152,924
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	533,100	13,340,502
Trading Companies & Distributors - 0.0%
ITOCHU Corp	23,300	1,220,105
TOTAL INDUSTRIALS		20,713,531

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	71,200	5,278,130
TOTAL JAPAN		41,755,205
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.4%
Automobiles - 0.1%
Hyundai Motor Co	104,590	15,729,214
Broadline Retail - 0.3%
Coupang Inc Class A (b)	1,147,326	34,373,887
TOTAL CONSUMER DISCRETIONARY		50,103,101

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	47,060	10,155,171
TOTAL KOREA (SOUTH)		60,258,272
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA depository receipt	12,800	404,224
NETHERLANDS - 0.2%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	372,046	12,069,381
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	11,400	6,283,908
TOTAL NETHERLANDS		18,353,289
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	52,900	968,379
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (b)	7,100	1,135,574
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	1,197,628	9,917,412
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	183,000	9,525,150
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	286,190	9,684,544
TOTAL SWITZERLAND		19,209,694
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	222,357	50,361,637
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	900	265,212
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	1,610	358,456
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	68,563	2,361,310
Financials - 0.1%
Banks - 0.0%
NatWest Group PLC	348,700	2,448,904
Starling Bank Ltd (c)	1,611,012	5,351,481
		7,800,385
Capital Markets - 0.1%
London Stock Exchange Group PLC	56,300	8,233,718
TOTAL FINANCIALS		16,034,103

Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	1,936,833	25,668,166
TOTAL UNITED KINGDOM		44,422,035
UNITED STATES - 90.8%
Communication Services - 23.9%
Entertainment - 4.9%
Liberty Media Corp-Liberty Formula One Class C (b)	263,398	27,525,091
Live Nation Entertainment Inc (b)	19,100	2,889,448
Netflix Inc (b)	364,209	487,723,198
ROBLOX Corp Class A (b)	168,500	17,726,200
Spotify Technology SA (b)	55,764	42,789,948
Walt Disney Co/The	135,500	16,803,355
Warner Bros Discovery Inc (b)	175,200	2,007,792
		597,465,032
Interactive Media & Services - 18.7%
Alphabet Inc Class A	1,099,412	193,749,377
Alphabet Inc Class C	1,054,000	186,969,060
Epic Games Inc (b)(c)(d)	7,100	5,224,819
Meta Platforms Inc Class A	2,502,754	1,847,257,701
Pinterest Inc Class A (b)	34,800	1,247,928
Reddit Inc Class A (b)	74,256	11,180,726
Reddit Inc Class B (b)	32,888	4,951,946
		2,250,581,557
Media - 0.0%
Charter Communications Inc Class A (b)	8,600	3,515,766
MNTN Inc Class A	30,921	676,242
Omnicom Group Inc	21,000	1,510,740
		5,702,748
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	173,800	41,409,588
TOTAL COMMUNICATION SERVICES		2,895,158,925

Consumer Discretionary - 8.5%
Automobiles - 0.1%
General Motors Co	4,200	206,682
Rad Power Bikes Inc (b)(c)(d)	145,919	8,755
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	150,652	19,585
Tesla Inc (b)	32,700	10,387,482
		10,622,504
Broadline Retail - 5.2%
Amazon.com Inc (b)	2,851,440	625,577,422
Ollie's Bargain Outlet Holdings Inc (b)	37,800	4,981,284
		630,558,706
Diversified Consumer Services - 0.3%
Duolingo Inc Class A (b)	74,016	30,348,040
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	434,000	57,435,561
Booking Holdings Inc	5,900	34,156,516
Carnival Corp (b)	337,200	9,482,064
Cava Group Inc (b)	77,374	6,517,212
Chipotle Mexican Grill Inc (b)	23,400	1,313,910
DoorDash Inc Class A (b)	17,900	4,412,529
DraftKings Inc Class A (b)	10,096	433,017
Dutch Bros Inc Class A (b)	66,000	4,512,420
Hilton Worldwide Holdings Inc	157,213	41,872,110
Royal Caribbean Cruises Ltd	32,517	10,182,373
Starbucks Corp	198,700	18,206,881
Viking Holdings Ltd (b)	618,000	32,933,220
		221,457,813
Household Durables - 0.1%
Blu Homes Inc (b)(c)(d)	21,093,998	6,539
Garmin Ltd	26,812	5,596,201
Somnigroup International Inc	17,700	1,204,485
		6,807,225
Specialty Retail - 0.9%
Abercrombie & Fitch Co Class A (b)	23,505	1,947,389
Fanatics Inc Class A (b)(c)(d)	139,938	8,522,224
Gap Inc/The	5,232	114,110
O'Reilly Automotive Inc (b)	398,290	35,897,878
TJX Cos Inc/The	484,800	59,867,952
Urban Outfitters Inc (b)	47,816	3,468,573
		109,818,126
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	18,800	1,335,552
Ralph Lauren Corp Class A	42,813	11,742,750
Tapestry Inc	45,505	3,995,794
VF Corp	53,329	626,615
		17,700,711
TOTAL CONSUMER DISCRETIONARY		1,027,313,125

Consumer Staples - 1.6%
Beverages - 0.5%
Coca-Cola Co/The	802,750	56,794,563
Consumer Staples Distribution & Retail - 1.0%
Casey's General Stores Inc	29,823	15,217,782
Costco Wholesale Corp	95,037	94,080,928
Kroger Co/The	16,900	1,212,237
Sprouts Farmers Market Inc (b)	7,100	1,168,944
Walmart Inc	143,000	13,982,540
		125,662,431
Tobacco - 0.1%
Altria Group Inc	18,600	1,090,517
Philip Morris International Inc	33,100	6,028,503
		7,119,020
TOTAL CONSUMER STAPLES		189,576,014

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp (b)	49,000	1,973,720
Cheniere Energy Inc	23,000	5,600,960
EQT Corp	23,400	1,364,688
Exxon Mobil Corp	93,800	10,111,640
Sable Offshore Corp (b)	114,813	2,523,590
Shell PLC ADR	395,200	27,826,032
		49,400,630
Financials - 17.5%
Banks - 3.2%
Bank of America Corp	572,262	27,079,438
Citigroup Inc	482,200	41,044,864
East West Bancorp Inc	26,806	2,706,870
First Citizens BancShares Inc/NC Class A	1,400	2,739,058
JPMorgan Chase & Co	806,324	233,761,391
Wells Fargo & Co	1,012,800	81,145,536
		388,477,157
Capital Markets - 2.3%
Bank of New York Mellon Corp/The	773,200	70,446,252
Blackstone Inc	3,900	583,362
Charles Schwab Corp/The	222,200	20,273,528
Coinbase Global Inc Class A (b)	36,132	12,663,905
Goldman Sachs Group Inc/The	61,600	43,597,400
Interactive Brokers Group Inc Class A	411,600	22,806,756
Moody's Corp	74,704	37,470,779
Morgan Stanley	382,400	53,864,864
MSCI Inc	4,611	2,659,348
Nasdaq Inc	13,600	1,216,112
Raymond James Financial Inc	22,400	3,435,488
Tulco LLC (b)(c)(d)(e)	7,549	6,709,174
		275,726,968
Consumer Finance - 1.1%
American Express Co	255,097	81,370,841
Capital One Financial Corp	216,114	45,980,414
		127,351,255
Financial Services - 8.9%
Affirm Holdings Inc Class A (b)	18,200	1,258,348
Berkshire Hathaway Inc Class A (b)	1,004	731,715,200
Block Inc Class A (b)	20,100	1,365,393
Mastercard Inc Class A	137,600	77,322,944
Paymentus Holdings Inc Class A (b)	13,813	452,376
Toast Inc Class A (b)	27,500	1,217,975
Visa Inc Class A	753,200	267,423,660
		1,080,755,896
Insurance - 2.0%
American International Group Inc	120,300	10,296,477
Arthur J Gallagher & Co	96,454	30,876,854
Chubb Ltd	204,168	59,151,553
Marsh & McLennan Cos Inc	126,400	27,636,096
Progressive Corp/The	286,600	76,482,077
Travelers Companies Inc/The	161,708	43,263,358
		247,706,415
TOTAL FINANCIALS		2,120,017,691

Health Care - 6.3%
Biotechnology - 2.1%
AbbVie Inc	136,000	25,244,320
Alnylam Pharmaceuticals Inc (b)	76,286	24,876,102
Exelixis Inc (b)	29,200	1,286,990
Gilead Sciences Inc	508,900	56,421,743
Insmed Inc (b)	60,200	6,058,528
Recursion Pharmaceuticals Inc Class A (b)	89,600	453,376
Regeneron Pharmaceuticals Inc	27,961	14,679,525
Soleno Therapeutics Inc (b)	14,700	1,231,566
United Therapeutics Corp (b)	6,000	1,724,100
Vertex Pharmaceuticals Inc (b)	270,100	120,248,520
		252,224,770
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	58,800	7,997,388
Alcon AG (United States)	29,000	2,560,120
Boston Scientific Corp (b)	690,900	74,209,569
Insulet Corp (b)	24,000	7,540,320
Intuitive Surgical Inc (b)	170,150	92,461,212
Penumbra Inc (b)	12,194	3,129,346
Stryker Corp	98,300	38,890,429
		226,788,384
Health Care Providers & Services - 0.6%
CVS Health Corp	61,500	4,242,270
Encompass Health Corp	4,017	492,605
HCA Healthcare Inc	63,000	24,135,300
Tenet Healthcare Corp (b)	264,202	46,499,552
		75,369,727
Health Care Technology - 0.1%
Doximity Inc Class A (b)	52,200	3,201,948
Veeva Systems Inc Class A (b)	35,945	10,351,441
		13,553,389
Life Sciences Tools & Services - 0.0%
Veterinary Emergency Group (b)(c)(d)(e)	80,233	6,471,594
Pharmaceuticals - 1.6%
Eli Lilly & Co	237,252	184,945,052
Merck & Co Inc	65,900	5,216,644
		190,161,696
TOTAL HEALTH CARE		764,569,560

Industrials - 8.4%
Aerospace & Defense - 3.3%
AeroVironment Inc (b)	900	256,455
ATI Inc (b)	40,102	3,462,407
Axon Enterprise Inc (b)	50,806	42,064,320
Boeing Co (b)	57,500	12,047,975
GE Aerospace	736,237	189,500,042
HEICO Corp Class A	5,100	1,319,625
Howmet Aerospace Inc	351,900	65,499,147
Leonardo DRS Inc	76,157	3,539,777
Loar Holdings Inc (b)	26,838	2,312,630
Relativity Space Inc (b)(c)	2,856	3,227
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	111	121
Rocket Lab Corp	112,200	4,013,394
RTX Corp	8,000	1,168,160
Space Exploration Technologies Corp (b)(c)(d)	214,079	39,604,615
Space Exploration Technologies Corp Class C (b)(c)(d)	20,361	3,766,785
TransDigm Group Inc	17,200	26,155,008
Woodward Inc	10,005	2,452,125
		397,165,813
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	28,830	1,123,216
Building Products - 0.7%
AZEK Co Inc/The Class A (b)	12,885	700,300
Trane Technologies PLC	185,200	81,008,332
		81,708,632
Commercial Services & Supplies - 0.7%
Cintas Corp	112,624	25,100,511
Clean Harbors Inc (b)	115,875	26,787,983
GFL Environmental Inc Subordinate Voting Shares	595,617	30,066,248
Republic Services Inc	25,500	6,288,554
		88,243,296
Electrical Equipment - 2.1%
Eaton Corp PLC	138,513	49,447,756
GE Vernova Inc	380,934	201,571,226
		251,018,982
Ground Transportation - 0.0%
Uber Technologies Inc (b)	126,247	11,778,845
Industrial Conglomerates - 0.5%
3M Co	372,200	56,663,728
Machinery - 0.5%
Deere & Co	57,300	29,136,477
PACCAR Inc	9,790	930,637
Parker-Hannifin Corp	21,900	15,296,493
RBC Bearings Inc (b)	17,212	6,623,178
Westinghouse Air Brake Technologies Corp	20,070	4,201,655
		56,188,440
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	44,900	2,221,651
Professional Services - 0.3%
Paycom Software Inc	31,349	7,254,159
UL Solutions Inc Class A	57,500	4,189,450
Verisk Analytics Inc	66,200	20,621,300
		32,064,909
Trading Companies & Distributors - 0.3%
QXO Inc (b)	237,500	5,115,750
WW Grainger Inc	27,219	28,314,293
		33,430,043
TOTAL INDUSTRIALS		1,011,607,555

Information Technology - 22.8%
Communications Equipment - 0.4%
Arista Networks Inc	488,696	49,998,488
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp Class A	2,657,162	262,394,748
Flex Ltd (b)	9,506	474,539
Jabil Inc	23,000	5,016,300
		267,885,587
IT Services - 0.7%
Asac II LP (b)(c)(d)	2,013,117	338,203
Cloudflare Inc Class A (b)	130,100	25,477,483
CoreWeave Inc Class A (f)	178,960	29,181,218
IBM Corporation	8,900	2,623,542
Kyndryl Holdings Inc (b)	190,680	8,000,933
Okta Inc Class A (b)	30,300	3,029,091
Snowflake Inc Class A (b)	54,100	12,105,957
Twilio Inc Class A (b)	6,800	845,648
X.Ai Holdings Corp Class A (c)(d)	90,247	3,299,430
		84,901,505
Semiconductors & Semiconductor Equipment - 11.9%
Analog Devices Inc	10,300	2,451,606
ARM Holdings PLC ADR (b)	43,010	6,956,437
Astera Labs Inc (b)	70,909	6,411,592
Broadcom Inc	602,400	166,051,560
Intel Corp	53,500	1,198,400
KLA Corp	3,000	2,687,220
Micron Technology Inc	10,700	1,318,775
Monolithic Power Systems Inc	4,200	3,071,796
NVIDIA Corp	7,895,100	1,247,346,849
		1,437,494,235
Software - 6.3%
Applied Intuition Inc Class A (c)(d)	12,113	1,652,092
AppLovin Corp Class A (b)	9,600	3,360,768
Cadence Design Systems Inc (b)	63,862	19,679,075
Circle Internet Group Inc (d)(f)	99,836	18,099,268
Crowdstrike Holdings Inc Class A (b)	20,600	10,491,786
CyberArk Software Ltd (b)	129,319	52,617,316
Datadog Inc Class A (b)	9,200	1,235,836
Docusign Inc (b)	13,349	1,039,754
Figma Inc Class A (b)(c)(d)	84,800	2,362,528
Fortinet Inc (b)	392,689	41,515,081
Guidewire Software Inc (b)	8,600	2,024,870
Intuit Inc	3,300	2,599,179
Magic Leap Inc Class A (b)(c)(d)	72,297	0
Magic Leap Inc warrants (b)(c)(d)	39,573	0
Microsoft Corp	1,064,149	529,318,355
Monday.com Ltd (b)	6,100	1,918,328
OpenAI Global LLC rights (b)(c)(d)	5,771,073	8,483,477
OpenAI Global LLC rights (b)(c)(d)	2,158,452	2,158,452
Oracle Corp	12,200	2,667,286
Palantir Technologies Inc Class A (b)	9,800	1,335,936
Palo Alto Networks Inc (b)	32,900	6,732,656
Roper Technologies Inc	2,100	1,190,364
Rubrik Inc Class A (b)	50,500	4,524,295
Samsara Inc Class A (b)	186,548	7,420,879
Servicenow Inc (b)	19,200	19,739,136
Stripe Inc Class B (b)(c)(d)	26,700	947,850
Tanium Inc Class B (b)(c)(d)	408,212	3,894,342
Zoom Communications Inc Class A (b)	72,000	5,614,560
Zscaler Inc (b)	23,300	7,314,802
		759,938,271
Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc	704,100	144,460,197
Dell Technologies Inc Class C	61,219	7,505,449
		151,965,646
TOTAL INFORMATION TECHNOLOGY		2,752,183,732

Materials - 0.2%
Chemicals - 0.1%
Corteva Inc	45,300	3,376,209
Ecolab Inc	21,400	5,766,016
Sherwin-Williams Co/The	2,191	752,302
		9,894,527
Containers & Packaging - 0.0%
International Paper Co	112,400	5,263,691
Metals & Mining - 0.1%
Carpenter Technology Corp	23,829	6,585,859
Ivanhoe Electric Inc / US (b)	390,428	3,541,182
Ivanhoe Electric Inc / US warrants (b)	127,728	340,996
Royal Gold Inc	5,800	1,031,472
		11,499,509
TOTAL MATERIALS		26,657,727

Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	68,200	10,484,386
Utilities - 1.1%
Electric Utilities - 0.8%
American Electric Power Co Inc	77,000	7,989,520
Constellation Energy Corp	217,448	70,183,517
NRG Energy Inc	139,600	22,416,968
		100,590,005
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	189,057	36,641,137
TOTAL UTILITIES		137,231,142

TOTAL UNITED STATES		10,984,200,487
TOTAL COMMON STOCKS (Cost $3,981,433,346)		11,798,250,048

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	37,932	8,317,729
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (c)(d)	50,400	442,457
UNITED STATES - 1.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	19,024	1,140
Rad Power Bikes Inc Series C (b)(c)(d)	74,857	11,229
Rad Power Bikes Inc Series D (b)(c)(d)	127,700	29,371
		41,740
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	800	198,336
TOTAL CONSUMER DISCRETIONARY		240,076

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	3,340	115,531
GoBrands Inc Series H (b)(c)(d)	3,970	176,268
		291,799
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	23,737	1,761,048
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	194,500	383,165
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	79,800	770,868
Lyra Health Inc Series F (b)(c)(d)	4,099	39,596
Somatus Inc Series E (b)(c)(d)	842	956,428
		1,766,892
TOTAL HEALTH CARE		2,150,057

Industrials - 1.2%
Aerospace & Defense - 1.1%
Anduril Industries Inc Series G (c)(d)	12,300	502,824
Space Exploration Technologies Corp Series G (b)(c)(d)	36,460	67,451,000
Space Exploration Technologies Corp Series H (b)(c)(d)	7,256	13,423,600
Space Exploration Technologies Corp Series N (b)(c)(d)	24,552	45,421,200
		126,798,624
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	66,084	2,574,633
Zipline International Inc Series F (b)(c)(d)	129,467	5,044,034
Zipline International Inc Series G (b)(c)(d)	59,655	2,324,159
		9,942,826
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	15,787	2,191,709
Beta Technologies Inc Series C, 6% (c)(d)	16,200	1,931,688
		4,123,397
TOTAL INDUSTRIALS		140,864,847

Information Technology - 0.2%
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(d)	264,240	9,660,614
Software - 0.1%
Anthropic PBC Series E (c)(d)	14,900	1,302,260
Applied Intuition Inc Series A2 (c)(d)	14,271	1,946,422
Applied Intuition Inc Series B2 (c)(d)	6,881	938,499
Magic Leap Inc Series AA (b)(c)(d)	275,569	3
MOLOCO Inc Series A (b)(c)(d)	35,442	2,370,361
Nuro Inc/CA Series C (b)(c)(d)	190,290	2,443,324
Nuro Inc/CA Series D (b)(c)(d)	36,736	530,835
Nuro Inc/CA Series E (c)(d)	77,100	986,109
Stripe Inc Series H (b)(c)(d)	11,500	408,250
Stripe Inc Series I (b)(c)(d)	128,075	4,546,663
		15,472,726
TOTAL INFORMATION TECHNOLOGY		25,133,340

TOTAL UNITED STATES		170,441,167
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $59,109,520)		179,201,353

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $150,652)	150,652	112,155

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	356,232,555	356,303,802
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	342,791	342,825
TOTAL MONEY MARKET FUNDS (Cost $356,646,627)			356,646,627

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $4,397,340,145)	12,334,210,183
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(243,203,465)
NET ASSETS - 100.0%	12,091,006,718

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $300,934,694 or 2.5% of net assets.

(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $47,280,486 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series G	4/17/25	502,858

Anthropic PBC Series E	2/14/25	835,689

Applied Intuition Inc Class A	7/02/24 - 6/16/25	811,284

Applied Intuition Inc Series A2	7/02/24	851,906

Applied Intuition Inc Series B2	7/02/24	410,761

Asac II LP	10/10/13	155,030

Beta Technologies Inc Series B, 6%	4/04/22	1,628,745

Beta Technologies Inc Series C, 6%	10/24/24	1,854,414

Blu Homes Inc	5/21/20	36,484

ByteDance Ltd Series E1	11/18/20	4,156,368

Canva Inc Class A	3/18/24	7,359,962

Circle Internet Group Inc	5/11/21 - 5/09/22	2,605,574

Discord Inc Series I	9/15/21	440,500

Element Labs Inc Series B	6/27/25	442,457

ElevateBio LLC Series C	3/09/21	815,928

Epic Games Inc	7/13/20 - 7/30/20	4,082,500

Fanatics Inc Class A	8/13/20 - 12/15/21	4,645,245

Figma Inc Class A	5/15/24	1,966,766

GoBrands Inc Series G	3/02/21	834,056

GoBrands Inc Series H	7/22/21	1,542,308

Lyra Health Inc Series E	1/14/21	730,697

Lyra Health Inc Series F	6/04/21	64,372

Magic Leap Inc Class A	10/17/14 - 10/06/17	35,136,390

Magic Leap Inc Series AA	7/07/20	4,756,362

Magic Leap Inc warrants	7/07/20	0

MOLOCO Inc Series A	6/26/23	2,126,520

Nuro Inc/CA Series C	10/30/20	2,484,160

Nuro Inc/CA Series D	10/29/21	765,788

Nuro Inc/CA Series E	4/01/25	986,378

OpenAI Global LLC rights	9/30/24	5,771,073

OpenAI Global LLC rights	4/11/25	2,158,452

Rad Power Bikes Inc	1/21/21	703,890

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	150,652

Rad Power Bikes Inc Series A	1/21/21	91,769

Rad Power Bikes Inc Series C	1/21/21	361,098

Rad Power Bikes Inc Series D	9/17/21	1,223,851

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc warrants 11/1/2030	11/14/23	0

Somatus Inc Series E	1/31/22	734,759

Space Exploration Technologies Corp	10/16/15 - 12/09/24	3,332,372

Space Exploration Technologies Corp Class C	9/11/17 - 12/09/24	1,865,271

Space Exploration Technologies Corp Series G	1/20/15	2,824,192

Space Exploration Technologies Corp Series H	8/04/17	979,560

Space Exploration Technologies Corp Series N	8/04/20	6,629,040

Stripe Inc Class B	5/18/21	1,071,428

Stripe Inc Series H	3/15/21	461,438

Stripe Inc Series I	3/20/23 - 5/12/23	2,578,680

Tanium Inc Class B	4/21/17 - 9/18/20	3,439,433

Tenstorrent Holdings Inc Series C1	4/23/21	1,411,288

Tulco LLC	8/24/17 - 12/14/17	2,643,700

Veterinary Emergency Group	9/16/21 - 10/02/24	3,627,352

X.Ai Holdings Corp Class A	10/25/22	3,251,000

X.Ai Holdings Corp Series C	11/22/24	5,720,796

Zipline International Inc	10/12/21	1,037,880

Zipline International Inc Series E	12/21/20	2,156,281

Zipline International Inc Series F	4/11/23	5,204,198

Zipline International Inc Series G	6/07/24	2,502,307

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

CoreWeave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	517,324,323	1,623,754,508	1,784,775,029	7,140,205	-	-	356,303,802	356,232,555	0.7%
Fidelity Securities Lending Cash Central Fund	18,529,003	198,719,558	216,905,736	33,068	-	-	342,825	342,791	0.0%
Total	535,853,326	1,822,474,066	2,001,680,765	7,173,273	-	-	356,646,627

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,913,235,212	2,891,069,680	16,940,713	5,224,819
Consumer Discretionary	1,169,601,405	1,138,267,344	22,776,958	8,557,103
Consumer Staples	202,392,294	202,392,294	-	-
Energy	72,689,408	71,721,029	968,379	-
Financials	2,331,506,741	2,297,750,302	21,695,784	12,060,655
Health Care	826,498,123	820,026,529	-	6,471,594
Industrials	1,085,138,180	988,799,256	51,840,960	44,497,964
Information Technology	2,894,062,190	2,853,203,105	8,794,594	32,064,491
Materials	155,410,967	155,069,971	340,996	-
Real Estate	10,484,386	10,484,386	-	-
Utilities	137,231,142	137,231,142	-	-

Convertible Preferred Stocks
Communication Services	8,317,729	-	-	8,317,729
Consumer Discretionary	240,076	-	-	240,076
Consumer Staples	291,799	-	-	291,799
Financials	1,761,048	-	-	1,761,048
Health Care	2,150,057	-	-	2,150,057
Industrials	141,307,304	-	-	141,307,304
Information Technology	25,133,340	-	-	25,133,340

Preferred Securities
Consumer Discretionary	112,155	-	-	112,155

Money Market Funds	356,646,627	356,646,627	-	-
Total Investments in Securities:	12,334,210,183	11,922,661,665	123,358,384	288,190,134
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2025($)
Common Stocks	108,402,770	(868,085)	(497,371)	14,368,905	(12,529,592)	-	-	-	108,876,626	3,633,862
Convertible Preferred Stocks	169,286,026	-	11,830,815	8,488,178	(10,403,666)	-	-	-	179,201,353	7,341,270
Preferred Securities	196,585	-	(84,430)	-	-	-	-	-	112,155	(84,430)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $330,418) - See accompanying schedule:
Unaffiliated issuers (cost $4,040,693,518)	$11,977,563,556
Fidelity Central Funds (cost $356,646,627)	356,646,627

Total Investment in Securities (cost $4,397,340,145)		$12,334,210,183
Foreign currency held at value (cost $176,319)		175,676
Receivable for investments sold		64,085,512
Receivable for fund shares sold		116,607
Dividends receivable		2,885,924
Distributions receivable from Fidelity Central Funds		1,003,036
Total assets		12,402,476,938
Liabilities
Payable to custodian bank	$233,189
Payable for investments purchased	1,234,512
Payable for fund shares redeemed	309,052,553
Other payables and accrued expenses	607,141
Collateral on securities loaned	342,825
Total liabilities		311,470,220
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$12,091,006,718
Net Assets consist of:
Paid in capital		$3,741,915,059
Total accumulated earnings (loss)		8,349,091,659
Net Assets		$12,091,006,718
Net Asset Value, offering price and redemption price per share ($12,091,006,718 ÷ 446,902,574 shares)		$27.06
Consolidated Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$33,552,191
Interest		255
Income from Fidelity Central Funds (including $33,068 from security lending)		7,173,273
Total income		40,725,719
Expenses
Custodian fees and expenses	$66,410
Independent trustees' fees and expenses	21,606
Total expenses		88,016
Net Investment income (loss)		40,637,703
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	403,478,690
Foreign currency transactions	56,040
Total net realized gain (loss)		403,534,730
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	997,143,456
Assets and liabilities in foreign currencies	42,677
Total change in net unrealized appreciation (depreciation)		997,186,133
Net gain (loss)		1,400,720,863
Net increase (decrease) in net assets resulting from operations		$1,441,358,566
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,637,703	$76,283,260
Net realized gain (loss)	403,534,730	854,283,295
Change in net unrealized appreciation (depreciation)	997,186,133	2,344,041,896
Net increase (decrease) in net assets resulting from operations	1,441,358,566	3,274,608,451
Distributions to shareholders	(93,724,324)	(718,744,210)

Share transactions
Proceeds from sales of shares	920,110,084	1,933,282,136
Reinvestment of distributions	93,724,323	718,744,208
Cost of shares redeemed	(1,535,598,540)	(3,328,013,195)

Net increase (decrease) in net assets resulting from share transactions	(521,764,133)	(675,986,851)
Total increase (decrease) in net assets	825,870,109	1,879,877,390

Net Assets
Beginning of period	11,265,136,609	9,385,259,219
End of period	$12,091,006,718	$11,265,136,609

Other Information
Shares
Sold	38,667,134	83,422,935
Issued in reinvestment of distributions	3,614,513	28,521,596
Redeemed	(61,069,577)	(143,983,858)
Net increase (decrease)	(18,787,930)	(32,039,327)

Consolidated Financial Highlights
Fidelity® Series Opportunistic Insights Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.19	$18.86	$14.31	$20.74	$20.25	$18.10
Income from Investment Operations
Net investment income (loss) A,B	.09	.16	.19	.20	.14	.12
Net realized and unrealized gain (loss)	2.98	6.76	4.55	(5.44)	4.79	5.36
Total from investment operations	3.07	6.92	4.74	(5.24)	4.93	5.48
Distributions from net investment income	-	(.18)	(.19)	(.18)	(.20)	(.16)
Distributions from net realized gain	(.20)	(1.42)	-	(1.00)	(4.24)	(3.18)
Total distributions	(.20)	(1.59) C	(.19)	(1.19) C	(4.44)	(3.33) C
Net asset value, end of period	$27.06	$24.19	$18.86	$14.31	$20.74	$20.25
Total Return D,E	12.74%	36.35%	33.20%	(25.73)%	24.81%	31.18%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.71% I	.70%	1.17%	1.23%	.61%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$12,091,007	$11,265,137	$9,385,259	$8,068,233	$8,020,606	$7,673,290
Portfolio turnover rate J	28 % I	23%	29%	36%	43%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$108,876,626	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	22.1 - 33.3 / 31.8	Increase
			Enterprise value/Net income (EV/NI)	15.8	Increase
			Enterprise value/Revenue multiple (EV/R)	0.7 - 38.2 / 14.4	Increase
		Recovery value	Recovery value	$0.00 - $0.17 / $0.15	Increase
		Black scholes	Discount rate	3.9% - 4.0% / 3.9%	Increase
			Term	2.1 - 5.0 / 2.4	Increase
			Volatility	60.0% - 80.0% / 62.1%	Increase
Convertible Preferred Stocks	$179,201,353	Market comparable	Enterprise value/EBITDA multiple (EV/EBIDA)	33.3	Increase
			Enterprise value/Revenue multiple (EV/R)	0.6 - 38.2 / 14.3	Increase
		Market approach	Discount rate	10.0%	Decrease
			Transactions price	$8.78 - $12.79 / $12.39	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.8% - 3.9% / 3.9%	Increase
			Term	2.0 - 3.0 / 2.7	Increase
			Volatility	60.0% - 100.0% / 92.0%	Increase
Preferred Securities	$112,155	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9	Increase
		Black scholes	Discount rate	3.9%	Increase
			Term	2.1	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,983,543,649
Gross unrealized depreciation	(80,288,482)
Net unrealized appreciation (depreciation)	$7,903,255,167
Tax cost	$4,430,955,016

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Series Opportunistic Insights Fund	Anduril Industries, Inc. Class B	53,107	-
Fidelity Series Opportunistic Insights Fund	Anduril Industries, Inc. Class C	41	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Series Opportunistic Insights Fund	13,180,768.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Opportunistic Insights Fund	1,539,509,869	1,988,370,447
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Opportunistic Insights Fund	31,582

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Opportunistic Insights Fund	94,585,592	105,976,612	32,418,011
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Opportunistic Insights Fund	3,546	-	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Opportunistic Insights Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.951055.112
O1T-SANN-0825
Fidelity® Contrafund® K6

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Contrafund® K6
Consolidated Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	226,508	3,498,143
Clean TeQ Water Ltd (b)	458,809	55,864
		3,554,007
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (b)(c)(d)	21,800	28,207,674
Materials - 0.0%
Metals & Mining - 0.0%
Evolution Mining Ltd	645,512	3,309,532
TOTAL AUSTRALIA		35,071,213
BELGIUM - 0.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV ADR	526,053	36,150,363
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	103,223	20,299,706
TOTAL BELGIUM		56,450,069
BRAZIL - 0.5%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	34,022	88,920,920
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	1,986,856	13,490,752
NU Holdings Ltd/Cayman Islands Class A (b)	4,845,304	66,477,572
		79,968,324
Capital Markets - 0.0%
Banco BTG Pactual SA unit	495,100	3,850,099
TOTAL FINANCIALS		83,818,423

Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	234,667	21,103,228
TOTAL BRAZIL		193,842,571
CANADA - 2.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	106,929	15,066,251
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ARC Resources Ltd	155,688	3,282,396
Cameco Corp (United States)	51,900	3,852,537
Canadian Natural Resources Ltd	1,515,823	47,642,537
PrairieSky Royalty Ltd	81,916	1,420,859
		56,198,329
Financials - 1.0%
Banks - 0.3%
Royal Bank of Canada	700,497	92,321,055
Toronto Dominion Bank	293,084	21,557,036
		113,878,091
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	599,738	33,153,517
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	71,434	128,940,534
Intact Financial Corp	380,303	88,432,491
		217,373,025
TOTAL FINANCIALS		364,404,633

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	88,568	9,405,035
Professional Services - 0.1%
Thomson Reuters Corp	157,087	31,589,282
TOTAL INDUSTRIALS		40,994,317

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	182,823	28,564,290
IT Services - 0.3%
Shopify Inc Class A (b)	1,081,769	124,767,865
Software - 0.0%
Constellation Software Inc/Canada	1,074	3,938,092
TOTAL INFORMATION TECHNOLOGY		157,270,247

Materials - 0.7%
Metals & Mining - 0.7%
Agnico Eagle Mines Ltd/CA	367,131	43,740,285
Alamos Gold Inc Class A	659,797	17,549,365
B2Gold Corp	8,990,269	32,481,824
Franco-Nevada Corp	426,192	69,971,541
G Mining Ventures Corp	517,696	6,759,416
High Power Exploration Inc (b)(c)(d)	2,010,004	2,391,905
Kinross Gold Corp	331,127	5,174,505
Lundin Gold Inc	723,573	38,204,442
Novagold Resources Inc (b)	1,112,990	4,577,010
Orla Mining Ltd (b)	1,277,835	12,836,999
		233,687,292
TOTAL CANADA		867,621,069
CHINA - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	221,545	14,275,388
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	2,692,557	41,923,202
Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (b)	111,183	26,914,069
Zai Lab Ltd ADR (b)	304,845	10,660,429
		37,574,498
Industrials - 0.0%
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	301,376	3,559,251
TOTAL CHINA		97,332,339
CONGO DEMOCRATIC REPUBLIC OF - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Ivanhoe Mine Ltd (b)(e)	1,326,984	9,968,824
Ivanhoe Mine Ltd Class A (b)	12,658,801	95,097,877

TOTAL CONGO DEMOCRATIC REPUBLIC OF		105,066,701
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	973,857	37,746,697
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	127,554	34,993,745
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	27,089	9,579,228
TOTAL FRANCE		44,572,973
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	111,233	5,470,439
Financials - 0.0%
Insurance - 0.0%
Allianz SE	7,551	3,064,449
Industrials - 0.1%
Electrical Equipment - 0.1%
Siemens Energy AG (b)	101,273	11,836,882
Information Technology - 0.0%
Software - 0.0%
SAP SE	32,263	9,865,363
TOTAL GERMANY		30,237,133
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	912,940	12,996,181
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	12,054	3,602,820
TOTAL IRELAND		16,599,001
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	3,238,220	54,272,567
Information Technology - 0.0%
Software - 0.0%
Check Point Software Technologies Ltd (b)	114,465	25,325,381
TOTAL ISRAEL		79,597,948
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	178,629	10,301,534
JAPAN - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	123,621	4,257,050
Specialty Retail - 0.1%
Fast Retailing Co Ltd	63,485	21,766,729
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	731,058	18,681,945
TOTAL CONSUMER DISCRETIONARY		44,705,724

Industrials - 0.2%
Industrial Conglomerates - 0.1%
Hitachi Ltd	619,246	17,997,985
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	1,538,533	38,500,847
Trading Companies & Distributors - 0.0%
ITOCHU Corp	65,770	3,444,047
TOTAL INDUSTRIALS		59,942,879

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	194,795	14,440,357
TOTAL JAPAN		119,088,960
KOREA (SOUTH) - 0.5%
Consumer Discretionary - 0.4%
Automobiles - 0.1%
Hyundai Motor Co	231,120	34,757,969
Broadline Retail - 0.3%
Coupang Inc Class A (b)	3,537,800	105,992,488
TOTAL CONSUMER DISCRETIONARY		140,750,457

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	142,600	30,771,937
TOTAL KOREA (SOUTH)		171,522,394
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA depository receipt	36,569	1,154,849
NETHERLANDS - 0.2%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	1,652,553	53,609,747
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	50,286	27,718,649
TOTAL NETHERLANDS		81,328,396
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	154,600	2,830,084
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (b)	20,020	3,201,999
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	3,514,151	29,100,256
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	978,542	50,933,111
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	1,054,473	35,682,904
TOTAL SWITZERLAND		86,616,015
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	740,654	167,750,724
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	2,800	825,104
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	4,291	955,365
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	195,605	6,736,636
Financials - 0.1%
Banks - 0.0%
NatWest Group PLC	982,368	6,899,125
Starling Bank Ltd (c)	4,139,223	13,749,725
		20,648,850
Capital Markets - 0.1%
London Stock Exchange Group PLC	161,979	23,688,978
TOTAL FINANCIALS		44,337,828

Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	5,505,103	72,957,191
TOTAL UNITED KINGDOM		124,987,020
UNITED STATES - 90.7%
Communication Services - 25.6%
Entertainment - 4.3%
Liberty Media Corp-Liberty Formula One Class C (b)	911,819	95,285,086
Live Nation Entertainment Inc (b)	55,396	8,380,307
Netflix Inc (b)	905,863	1,213,068,319
ROBLOX Corp Class A (b)	486,564	51,186,533
Spotify Technology SA (b)	107,737	82,670,910
Walt Disney Co/The	404,687	50,185,235
Warner Bros Discovery Inc (b)	525,935	6,027,214
		1,506,803,604
Interactive Media & Services - 21.1%
Alphabet Inc Class A	3,839,749	676,678,967
Alphabet Inc Class C	3,030,703	537,616,405
Epic Games Inc (b)(c)(d)	14,010	10,309,819
Meta Platforms Inc Class A	8,478,077	6,257,583,854
Pinterest Inc Class A (b)	102,000	3,657,720
Reddit Inc Class A (b)	356,780	53,720,365
Reddit Inc Class B (b)	97,531	14,685,242
		7,554,252,372
Media - 0.0%
Charter Communications Inc Class A (b)	24,695	10,095,563
MNTN Inc Class A	88,492	1,935,320
Omnicom Group Inc	63,462	4,565,456
		16,596,339
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	328,216	78,200,744
TOTAL COMMUNICATION SERVICES		9,155,853,059

Consumer Discretionary - 8.5%
Automobiles - 0.1%
General Motors Co	150,009	7,381,943
Rad Power Bikes Inc (b)(c)(d)	331,574	19,894
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	389,358	50,617
Tesla Inc (b)	95,198	30,240,597
		37,693,051
Broadline Retail - 5.8%
Amazon.com Inc (b)	9,506,161	2,085,556,662
Ollie's Bargain Outlet Holdings Inc (b)	108,342	14,277,309
		2,099,833,971
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	210,564	86,335,451
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	658,935	87,203,458
Booking Holdings Inc	23,175	134,165,637
Carnival Corp (b)	987,299	27,762,848
Cava Group Inc (b)	223,199	18,800,052
Chipotle Mexican Grill Inc (b)	64,890	3,643,574
DoorDash Inc Class A (b)	50,869	12,539,717
DraftKings Inc Class A (b)	29,100	1,248,098
Dutch Bros Inc Class A (b)	189,827	12,978,472
Hilton Worldwide Holdings Inc	314,129	83,665,118
Royal Caribbean Cruises Ltd	95,462	29,892,971
Starbucks Corp	578,426	53,001,174
Viking Holdings Ltd (b)	580,137	30,915,501
		495,816,620
Household Durables - 0.1%
Garmin Ltd	75,801	15,821,185
Somnigroup International Inc	53,029	3,608,623
		19,429,808
Specialty Retail - 0.8%
Abercrombie & Fitch Co Class A (b)	68,463	5,672,160
Fanatics Inc Class A (b)(c)(d)	332,480	20,248,032
Gap Inc/The	22,762	496,439
O'Reilly Automotive Inc (b)	1,124,240	101,327,751
TJX Cos Inc/The	1,120,101	138,321,272
Urban Outfitters Inc (b)	136,444	9,897,648
		275,963,302
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	55,100	3,914,304
Ralph Lauren Corp Class A	122,237	33,527,164
Tapestry Inc	130,596	11,467,635
VF Corp	158,285	1,859,849
		50,768,952
TOTAL CONSUMER DISCRETIONARY		3,065,841,155

Consumer Staples - 1.9%
Beverages - 0.4%
Coca-Cola Co/The	1,859,634	131,569,106
Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores Inc	81,965	41,824,281
Costco Wholesale Corp	450,034	445,506,658
Kroger Co/The	49,300	3,536,289
Sprouts Farmers Market Inc (b)	20,600	3,391,583
Walmart Inc	449,306	43,933,141
		538,191,952
Tobacco - 0.0%
Altria Group Inc	52,435	3,074,264
Philip Morris International Inc	92,933	16,925,887
		20,000,151
TOTAL CONSUMER STAPLES		689,761,209

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp (b)	90,341	3,638,935
Cheniere Energy Inc	66,389	16,167,049
EQT Corp	68,110	3,972,175
Exxon Mobil Corp	799,441	86,179,741
Sable Offshore Corp (b)	711,650	15,642,067
Shell PLC ADR	507,580	35,738,708
		161,338,675
Financials - 16.8%
Banks - 2.8%
Bank of America Corp	377,316	17,854,593
Citigroup Inc	1,366,427	116,310,266
East West Bancorp Inc	76,746	7,749,811
First Citizens BancShares Inc/NC Class A	3,836	7,505,019
JPMorgan Chase & Co	2,168,178	628,576,485
Wells Fargo & Co	2,684,229	215,060,427
		993,056,601
Capital Markets - 1.4%
Bank of New York Mellon Corp/The	1,287,577	117,311,140
Blackstone Inc	6,380	954,319
Charles Schwab Corp/The	643,723	58,733,287
Coinbase Global Inc Class A (b)	103,630	36,321,279
Goldman Sachs Group Inc/The	61,241	43,343,318
Interactive Brokers Group Inc Class A	429,316	23,788,400
Moody's Corp	91,274	45,782,126
Morgan Stanley	1,090,920	153,666,991
MSCI Inc	12,859	7,416,300
Nasdaq Inc	39,800	3,558,916
Raymond James Financial Inc	64,969	9,964,296
Tulco LLC (b)(c)(d)(f)	1,552	1,379,340
		502,219,712
Consumer Finance - 0.9%
American Express Co	637,331	203,295,843
Capital One Financial Corp	625,719	133,127,974
		336,423,817
Financial Services - 10.4%
Affirm Holdings Inc Class A (b)	53,000	3,664,420
Berkshire Hathaway Inc Class A (b)	3,938	2,870,014,400
Block Inc Class A (b)	56,828	3,860,326
Mastercard Inc Class A	317,238	178,268,722
Paymentus Holdings Inc Class A (b)	35,202	1,152,865
Toast Inc Class A (b)	80,600	3,569,774
Visa Inc Class A	1,896,919	673,501,091
		3,734,031,598
Insurance - 1.3%
American International Group Inc	514,345	44,022,788
Arthur J Gallagher & Co	150,216	48,087,146
Chubb Ltd	230,453	66,766,843
Marsh & McLennan Cos Inc	240,001	52,473,819
Progressive Corp/The	668,110	178,291,835
Travelers Companies Inc/The	354,644	94,881,456
		484,523,887
TOTAL FINANCIALS		6,050,255,615

Health Care - 5.4%
Biotechnology - 1.6%
AbbVie Inc	247,442	45,930,184
Alnylam Pharmaceuticals Inc (b)	221,219	72,137,304
Exelixis Inc (b)	84,800	3,737,560
Gilead Sciences Inc	1,064,190	117,986,745
Insmed Inc (b)	176,000	17,712,640
Recursion Pharmaceuticals Inc Class A (b)	280,996	1,421,840
Regeneron Pharmaceuticals Inc	234,814	123,277,350
Soleno Therapeutics Inc (b)	42,605	3,569,447
United Therapeutics Corp (b)	16,081	4,620,875
Vertex Pharmaceuticals Inc (b)	409,841	182,461,213
		572,855,158
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	168,810	22,959,848
Alcon AG (United States)	55,533	4,902,453
Boston Scientific Corp (b)	1,979,070	212,571,909
Insulet Corp (b)	68,536	21,532,640
Intuitive Surgical Inc (b)	354,857	192,832,842
Penumbra Inc (b)	34,109	8,753,393
Stryker Corp	282,055	111,589,420
		575,142,505
Health Care Providers & Services - 0.3%
CVS Health Corp	173,014	11,934,506
Encompass Health Corp	11,922	1,461,994
HCA Healthcare Inc	76,899	29,460,007
Tenet Healthcare Corp (b)	368,518	64,859,168
UnitedHealth Group Inc	34,168	10,659,391
		118,375,066
Health Care Technology - 0.1%
Doximity Inc Class A (b)	151,917	9,318,589
Veeva Systems Inc Class A (b)	102,587	29,543,004
		38,861,593
Life Sciences Tools & Services - 0.1%
Veterinary Emergency Group (b)(c)(d)(f)	248,592	20,051,431
Pharmaceuticals - 1.7%
Eli Lilly & Co	748,045	583,123,519
Merck & Co Inc	306,267	24,244,096
		607,367,615
TOTAL HEALTH CARE		1,932,653,368

Industrials - 6.2%
Aerospace & Defense - 2.7%
AeroVironment Inc (b)	2,500	712,375
ATI Inc (b)	112,563	9,718,689
Axon Enterprise Inc (b)	143,660	118,941,860
Boeing Co (b)	164,372	34,440,865
GE Aerospace	1,810,056	465,890,315
HEICO Corp Class A	14,243	3,685,376
Howmet Aerospace Inc	463,564	86,283,167
Leonardo DRS Inc	224,010	10,411,985
Loar Holdings Inc (b)	74,959	6,459,217
Relativity Space Inc (b)(c)	8,278	9,354
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	340	370
Rocket Lab Corp	326,537	11,680,228
RTX Corp	23,300	3,402,266
Space Exploration Technologies Corp (b)(c)(d)	505,821	93,576,885
Space Exploration Technologies Corp Class C (b)(c)(d)	164,420	30,417,700
TransDigm Group Inc	57,831	87,940,132
Woodward Inc	28,655	7,023,054
		970,593,838
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	87,466	3,407,674
Building Products - 0.3%
AZEK Co Inc/The Class A (b)	40,644	2,209,001
Trane Technologies PLC	219,176	95,869,775
		98,078,776
Commercial Services & Supplies - 0.5%
Cintas Corp	277,290	61,799,622
Clean Harbors Inc (b)	10,594	2,449,121
GFL Environmental Inc Subordinate Voting Shares	1,713,271	86,484,486
Republic Services Inc	152,165	37,525,411
		188,258,640
Electrical Equipment - 1.3%
Eaton Corp PLC	273,100	97,493,969
GE Vernova Inc	688,072	364,093,299
		461,587,268
Ground Transportation - 0.1%
Uber Technologies Inc (b)	311,463	29,059,498
Industrial Conglomerates - 0.3%
3M Co	608,317	92,610,180
Machinery - 0.4%
Deere & Co	166,731	84,781,046
PACCAR Inc	27,940	2,655,976
Parker-Hannifin Corp	58,331	40,742,454
RBC Bearings Inc (b)	50,415	19,399,692
Westinghouse Air Brake Technologies Corp	57,372	12,010,828
		159,589,996
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	138,239	6,840,066
Professional Services - 0.3%
Paycom Software Inc	90,703	20,988,674
UL Solutions Inc Class A	164,031	11,951,299
Verisk Analytics Inc	189,794	59,120,831
		92,060,804
Trading Companies & Distributors - 0.3%
QXO Inc (b)	668,722	14,404,272
WW Grainger Inc	96,728	100,620,335
		115,024,607
TOTAL INDUSTRIALS		2,217,111,347

Information Technology - 24.4%
Communications Equipment - 0.3%
Arista Networks Inc	1,210,047	123,799,909
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp Class A	8,966,936	885,484,930
Flex Ltd (b)	27,603	1,377,942
Jabil Inc	66,700	14,547,270
		901,410,142
IT Services - 0.7%
Cloudflare Inc Class A (b)	376,457	73,721,574
CoreWeave Inc Class A (g)	541,480	88,293,729
IBM Corporation	26,525	7,819,040
Kyndryl Holdings Inc (b)	547,882	22,989,129
Okta Inc Class A (b)	90,870	9,084,274
Snowflake Inc Class A (b)	162,784	36,426,176
Twilio Inc Class A (b)	20,242	2,517,294
X.Ai Holdings Corp Class A (c)(d)	284,095	10,386,513
		251,237,729
Semiconductors & Semiconductor Equipment - 12.3%
Advanced Micro Devices Inc (b)	89,133	12,647,973
Analog Devices Inc	30,200	7,188,204
ARM Holdings PLC ADR (b)	133,014	21,513,684
Astera Labs Inc (b)	203,250	18,377,865
Broadcom Inc	1,864,106	513,840,819
Intel Corp	149,350	3,345,440
KLA Corp	8,729	7,818,914
Micron Technology Inc	31,300	3,857,725
Monolithic Power Systems Inc	11,270	8,242,653
NVIDIA Corp	23,924,110	3,779,770,139
		4,376,603,416
Software - 6.6%
Applied Intuition Inc Class A (c)(d)	38,256	5,217,736
AppLovin Corp Class A (b)	28,192	9,869,455
Cadence Design Systems Inc (b)	140,365	43,253,475
Circle Internet Group Inc (d)(g)	293,990	53,297,447
Crowdstrike Holdings Inc Class A (b)	58,739	29,916,360
CyberArk Software Ltd (b)	141,923	57,745,630
Datadog Inc Class A (b)	26,700	3,586,611
Docusign Inc (b)	33,159	2,582,754
Figma Inc Class A (b)(c)(d)	264,700	7,374,542
Fortinet Inc (b)	646,803	68,380,013
Guidewire Software Inc (b)	25,000	5,886,250
Gusto Inc (b)(c)(d)	50,300	1,270,074
Intuit Inc	9,164	7,217,841
Microsoft Corp	3,714,025	1,847,393,175
Monday.com Ltd (b)	15,943	5,013,755
OpenAI Global LLC rights (b)(c)(d)	17,923,644	26,347,757
OpenAI Global LLC rights (b)(c)(d)	6,190,744	6,190,744
Oracle Corp	35,600	7,783,228
Palantir Technologies Inc Class A (b)	28,800	3,926,016
Palo Alto Networks Inc (b)	88,751	18,162,005
Roper Technologies Inc	5,989	3,394,805
Rubrik Inc Class A (b)	143,141	12,824,002
Salesforce Inc	67,072	18,289,864
Samsara Inc Class A (b)	526,360	20,938,601
Servicenow Inc (b)	57,447	59,060,112
Stripe Inc Class B (b)(c)(d)	75,100	2,666,050
Tanium Inc Class B (b)(c)(d)	449,538	4,288,593
Zoom Communications Inc Class A (b)	203,023	15,831,734
Zscaler Inc (b)	65,942	20,701,831
		2,368,410,460
Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc	3,358,179	688,997,585
Dell Technologies Inc Class C	157,060	19,255,556
		708,253,141
TOTAL INFORMATION TECHNOLOGY		8,729,714,797

Materials - 0.2%
Chemicals - 0.1%
Corteva Inc	132,200	9,852,866
Ecolab Inc	61,934	16,687,497
Sherwin-Williams Co/The	15,098	5,184,049
		31,724,412
Containers & Packaging - 0.0%
International Paper Co	324,138	15,179,383
Metals & Mining - 0.1%
Carpenter Technology Corp	68,754	19,002,231
Ivanhoe Electric Inc / US (b)	1,294,892	11,744,671
Ivanhoe Electric Inc / US warrants (b)	385,300	1,028,636
Royal Gold Inc	16,300	2,898,791
		34,674,329
TOTAL MATERIALS		81,578,124

Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	195,937	30,121,395
Utilities - 1.2%
Electric Utilities - 0.9%
American Electric Power Co Inc	217,797	22,598,616
Constellation Energy Corp	767,551	247,734,761
NRG Energy Inc	396,786	63,715,896
		334,049,273
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	549,347	106,468,942
TOTAL UTILITIES		440,518,215

TOTAL UNITED STATES		32,554,746,959
TOTAL COMMON STOCKS (Cost $14,581,868,663)		34,917,592,008

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	3,132	4,052,589
Canva Inc Series A2 (b)(c)(d)	568	734,952

TOTAL AUSTRALIA		4,787,541
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(c)(d)	1,289,012	2,539,354
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (b)(c)(d)	80,736	17,703,790
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (c)(d)	146,300	1,284,352
UNITED STATES - 1.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	43,228	2,593
Rad Power Bikes Inc Series C (b)(c)(d)	170,098	25,515
Rad Power Bikes Inc Series D (b)(c)(d)	404,900	93,127
		121,235
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,700	669,384
TOTAL CONSUMER DISCRETIONARY		790,619

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	8,352	288,896
GoBrands Inc Series H (b)(c)(d)	11,788	523,387
		812,283
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (b)(c)(d)	57,282	1,763,713
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	63,948	4,744,302
		6,508,015
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	486,500	958,405
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	190,800	1,843,128
Lyra Health Inc Series F (b)(c)(d)	11,519	111,274
Somatus Inc Series E (b)(c)(d)	2,766	3,141,899
		5,096,301
TOTAL HEALTH CARE		6,054,706

Industrials - 0.9%
Aerospace & Defense - 0.8%
Anduril Industries Inc Series G (c)(d)	35,200	1,438,976
Space Exploration Technologies Corp Series G (b)(c)(d)	11,832	21,889,200
Space Exploration Technologies Corp Series J (b)(c)(d)	79,868	147,755,800
Space Exploration Technologies Corp Series N (b)(c)(d)	49,490	91,556,500
		262,640,476
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	178,019	6,935,620
Zipline International Inc Series F (b)(c)(d)	286,824	11,174,664
Zipline International Inc Series G (b)(c)(d)	190,338	7,415,568
		25,525,852
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	47,990	6,662,452
Beta Technologies Inc Series C, 6% (c)(d)	50,200	5,985,848
		12,648,300
TOTAL INDUSTRIALS		300,814,628

Information Technology - 0.3%
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(d)	820,996	30,015,614
Software - 0.2%
Anthropic PBC Series E (c)(d)	46,100	4,029,140
Applied Intuition Inc Series A2 (c)(d)	45,533	6,210,246
Applied Intuition Inc Series B2 (c)(d)	21,955	2,994,442
Asapp Inc Series C (b)(c)(d)	204,122	324,554
Carbon Inc Series D (b)(c)(d)	9,678	45,777
Carbon Inc Series E (b)(c)(d)	7,351	41,679
Gusto Inc Series D (b)(c)(d)	184,203	4,651,126
Gusto Inc Series E (b)(c)(d)	28,063	708,591
MOLOCO Inc Series A (b)(c)(d)	95,881	6,412,521
Nuro Inc/CA Series C (b)(c)(d)	405,967	5,212,617
Nuro Inc/CA Series D (b)(c)(d)	114,603	1,656,013
Nuro Inc/CA Series E (c)(d)	229,500	2,935,305
Stripe Inc Series H (b)(c)(d)	29,000	1,029,500
Stripe Inc Series I (b)(c)(d)	321,951	11,429,261
		47,680,772
TOTAL INFORMATION TECHNOLOGY		77,696,386

TOTAL UNITED STATES		392,676,637
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $222,700,442)		418,991,674

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d) (Cost $389,357)	389,358	289,865

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	615,068,347	615,191,361
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	1,459,879	1,460,025
TOTAL MONEY MARKET FUNDS (Cost $616,650,393)			616,651,386

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,421,608,855)	35,953,524,933
NET OTHER ASSETS (LIABILITIES) - 0.0%	(10,971,166)
NET ASSETS - 100.0%	35,942,553,767

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $746,382,336 or 2.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,968,824 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $141,591,176 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/21	1,043,678

Anduril Industries Inc Series G	4/17/25	1,439,075

Anthropic PBC Series E	2/14/25	2,585,588

Applied Intuition Inc Class A	7/02/24 - 6/16/25	2,535,018

Applied Intuition Inc Series A2	7/02/24	2,718,088

Applied Intuition Inc Series B2	7/02/24	1,310,602

Asapp Inc Series C	4/30/21	1,346,613

Beta Technologies Inc Series B, 6%	4/04/22	4,951,128

Beta Technologies Inc Series C, 6%	10/24/24	5,746,394

ByteDance Ltd Series E1	11/18/20	8,846,581

Canva Inc Class A	3/18/24	23,253,212

Canva Inc Series A	9/22/23	3,340,783

Canva Inc Series A2	9/22/23	605,864

Carbon Inc Series D	12/15/17	225,990

Carbon Inc Series E	3/22/19	205,787

Circle Internet Group Inc	5/11/21 - 5/09/22	7,846,127

Discord Inc Series I	9/15/21	1,486,686

Element Labs Inc Series B	6/27/25	1,284,353

ElevateBio LLC Series C	3/09/21	2,040,868

Epic Games Inc	7/13/20 - 7/30/20	8,055,750

Fanatics Inc Class A	8/13/20 - 12/15/21	12,844,485

Figma Inc Class A	5/15/24	6,139,187

GoBrands Inc Series G	3/02/21	2,085,639

GoBrands Inc Series H	7/22/21	4,579,527

Gusto Inc	10/01/21	1,448,054

Gusto Inc Series D	7/16/19	2,452,184

Gusto Inc Series E	7/13/21	852,984

High Power Exploration Inc	6/03/24	2,653,205

High Power Exploration Inc Series A	11/15/19 - 3/04/21	6,793,093

Lyra Health Inc Series E	1/14/21	1,747,079

Lyra Health Inc Series F	6/04/21	180,899

MOLOCO Inc Series A	6/26/23	5,752,860

Nuro Inc/CA Series C	10/30/20	5,299,737

Nuro Inc/CA Series D	10/29/21	2,388,982

Nuro Inc/CA Series E	4/01/25	2,936,106

OpenAI Global LLC rights	9/30/24	17,923,644

OpenAI Global LLC rights	4/11/25	6,190,744

Rad Power Bikes Inc	1/21/21	1,599,460

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	389,358

Rad Power Bikes Inc Series A	1/21/21	208,525

Rad Power Bikes Inc Series C	1/21/21	820,526

Rad Power Bikes Inc Series D	9/17/21	3,880,481

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc warrants 11/1/2030	11/14/23	0

Somatus Inc Series E	1/31/22	2,413,708

Space Exploration Technologies Corp	2/16/21 - 12/09/24	45,149,210

Space Exploration Technologies Corp Class C	4/02/24 - 12/09/24	17,567,449

Space Exploration Technologies Corp Series G	9/07/23	9,583,920

Space Exploration Technologies Corp Series J	9/07/23	64,693,080

Space Exploration Technologies Corp Series N	8/04/20	13,362,300

Stripe Inc Class B	5/18/21	3,013,641

Stripe Inc Series H	3/15/21	1,163,625

Stripe Inc Series I	3/20/23 - 5/12/23	6,482,207

Tanium Inc Class B	9/18/20	5,122,575

Tenstorrent Holdings Inc Series C1	4/23/21	3,801,992

Tulco LLC	8/24/17 - 9/07/18	651,224

Veterinary Emergency Group	9/16/21 - 10/02/24	11,147,486

X.Ai Holdings Corp Class A	10/25/22	10,234,000

X.Ai Holdings Corp Series C	11/22/24	17,774,563

Zipline International Inc	10/12/21	3,148,776

Zipline International Inc Series E	12/21/20	5,808,653

Zipline International Inc Series F	4/11/23	11,529,493

Zipline International Inc Series G	6/07/24	7,983,975

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

CoreWeave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	589,691,769	3,475,924,473	3,450,424,881	14,381,857	-	-	615,191,361	615,068,347	1.2%
Fidelity Securities Lending Cash Central Fund	151,600,063	658,472,585	808,612,623	160,267	-	-	1,460,025	1,459,879	0.0%
Total	741,291,832	4,134,397,058	4,259,037,504	14,542,124	-	-	616,651,386

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	9,226,940,193	9,148,745,239	67,885,135	10,309,819
Consumer Discretionary	3,492,313,321	3,408,304,847	63,689,931	20,318,543
Consumer Staples	725,911,572	725,911,572	-	-
Energy	227,103,724	224,273,640	2,830,084	-
Financials	6,623,660,289	6,545,778,416	62,752,808	15,129,065
Health Care	2,107,512,533	2,087,461,102	-	20,051,431
Industrials	2,429,836,636	2,154,189,558	148,235,095	127,411,983
Information Technology	9,167,774,404	9,051,519,001	24,305,720	91,949,683
Materials	445,899,726	442,479,185	1,028,636	2,391,905
Real Estate	30,121,395	30,121,395	-	-
Utilities	440,518,215	440,518,215	-	-

Convertible Preferred Stocks
Communication Services	17,703,790	-	-	17,703,790
Consumer Discretionary	790,619	-	-	790,619
Consumer Staples	812,283	-	-	812,283
Financials	6,508,015	-	-	6,508,015
Health Care	6,054,706	-	-	6,054,706
Industrials	302,098,980	-	-	302,098,980
Information Technology	82,483,927	-	-	82,483,927
Materials	2,539,354	-	-	2,539,354

Preferred Securities
Consumer Discretionary	289,865	-	-	289,865

Money Market Funds	616,651,386	616,651,386	-	-
Total Investments in Securities:	35,953,524,933	34,875,953,556	370,727,409	706,843,968
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2025($)
Common Stocks	288,496,290	(2,439,241)	(1,356,037)	39,884,164	(37,022,747)	-	-	-	287,562,429	9,767,063
Convertible Preferred Stocks	392,422,011	-	30,255,260	26,019,685	(29,705,282)	-	-	-	418,991,674	18,824,729
Preferred Securities	508,072	-	(218,207)	-	-	-	-	-	289,865	(218,207)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,407,186) - See accompanying schedule:
Unaffiliated issuers (cost $14,804,958,462)	$35,336,873,547
Fidelity Central Funds (cost $616,650,393)	616,651,386

Total Investment in Securities (cost $15,421,608,855)		$35,953,524,933
Foreign currency held at value (cost $751,701)		752,589
Receivable for fund shares sold		30,035,523
Dividends receivable		7,093,431
Distributions receivable from Fidelity Central Funds		2,415,524
Other receivables		485,065
Total assets		35,994,307,065
Liabilities
Payable for investments purchased	$6,421,769
Payable for fund shares redeemed	30,355,942
Accrued management fee	13,030,553
Other payables and accrued expenses	485,009
Collateral on securities loaned	1,460,025
Total liabilities		51,753,298
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$35,942,553,767
Net Assets consist of:
Paid in capital		$13,909,618,545
Total accumulated earnings (loss)		22,032,935,222
Net Assets		$35,942,553,767
Net Asset Value, offering price and redemption price per share ($35,942,553,767 ÷ 1,029,205,066 shares)		$34.92
Consolidated Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$96,322,167
Interest		1,663
Income from Fidelity Central Funds (including $160,267 from security lending)		14,542,124
Total income		110,865,954
Expenses
Management fee	$75,698,886
Independent trustees' fees and expenses	64,498
Total expenses before reductions	75,763,384
Expense reductions	(7,764)
Total expenses after reductions		75,755,620
Net Investment income (loss)		35,110,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,145,908,543
Redemptions in-kind	391,626,092
Foreign currency transactions	188,316
Total net realized gain (loss)		1,537,722,951
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,473,640,006
Assets and liabilities in foreign currencies	103,331
Total change in net unrealized appreciation (depreciation)		2,473,743,337
Net gain (loss)		4,011,466,288
Net increase (decrease) in net assets resulting from operations		$4,046,576,622
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,110,334	$90,320,562
Net realized gain (loss)	1,537,722,951	1,764,542,251
Change in net unrealized appreciation (depreciation)	2,473,743,337	8,078,486,709
Net increase (decrease) in net assets resulting from operations	4,046,576,622	9,933,349,522
Distributions to shareholders	(52,795,317)	(128,644,731)

Share transactions
Proceeds from sales of shares	3,126,407,042	5,467,753,064
Reinvestment of distributions	52,710,158	128,442,337
Cost of shares redeemed	(6,013,140,279)	(9,377,731,333)

Net increase (decrease) in net assets resulting from share transactions	(2,834,023,079)	(3,781,535,932)
Total increase (decrease) in net assets	1,159,758,226	6,023,168,859

Net Assets
Beginning of period	34,782,795,541	28,759,626,682
End of period	$35,942,553,767	$34,782,795,541

Other Information
Shares
Sold	99,622,856	196,198,514
Issued in reinvestment of distributions	1,595,827	4,219,336
Redeemed	(190,940,152)	(329,360,175)
Net increase (decrease)	(89,721,469)	(128,942,325)

Consolidated Financial Highlights
Fidelity® Contrafund® K6

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.09	$23.05	$16.83	$23.34	$18.89	$14.47
Income from Investment Operations
Net investment income (loss) A,B	.03	.08	.13	.12	.03	.03
Net realized and unrealized gain (loss)	3.85	8.07	6.20	(6.43)	4.53	4.43
Total from investment operations	3.88	8.15	6.33	(6.31)	4.56	4.46
Distributions from net investment income	-	(.11)	(.11)	(.11)	(.05)	(.04)
Distributions from net realized gain	(.05)	-	-	(.09)	(.06)	-
Total distributions	(.05)	(.11)	(.11)	(.20)	(.11)	(.04)
Net asset value, end of period	$34.92	$31.09	$23.05	$16.83	$23.34	$18.89
Total Return C,D	12.49%	35.37%	37.67%	(27.12)%	24.14%	30.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.21% G	.27%	.63%	.64%	.12%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$35,942,554	$34,782,796	$28,759,627	$19,084,230	$26,146,630	$17,402,109
Portfolio turnover rate H	20 % G,I	19% I	25% I	38% I	40% I	45% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$287,562,429	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	22.1 - 33.3 / 33.1	Increase
			Enterprise value/Net income (EV/NI)	15.8	Increase
			Enterprise value/Revenue multiple (EV/R)	0.7 - 38.2 / 15.5	Increase
		Market approach	Discount rate	10.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.9% - 4.0% / 3.9%	Increase
			Term	2.1 - 5.0 / 2.5	Increase
			Volatility	60.0% - 80.0% / 62.4%	Increase
		Book value	Book value multiple	1.0	Increase
Convertible Preferred Stocks	$418,991,674	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	22.1 - 33.3 / 33.2	Increase
			Enterprise value/Revenue multiple (EV/R)	0.6 - 38.2 / 15.1	Increase
		Market approach	Discount rate	10.0%	Decrease
			Transaction price	$8.78 - $12.79 / $12.33	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.8% - 3.9% / 3.9%	Increase
			Term	2.0 - 3.0 / 2.6	Increase
			Volatility	60.0% - 100.0% / 90.8%	Increase
		Book value	Book value multiple	1.0	Increase
Preferred Securities	$289,865	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9	Increase
		Black scholes	Discount rate	3.9%	Increase
			Term	2.1	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Contrafund K6	$485,010

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,592,886,793
Gross unrealized depreciation	(125,175,705)
Net unrealized appreciation (depreciation)	$20,467,711,088
Tax cost	$15,485,813,845

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Contrafund K6	Anduril Industries, Inc. Class B	155,273	-
Fidelity Contrafund K6	Anduril Industries, Inc. Class C	82	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Contrafund K6	21,430,771.06

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund K6	3,377,716,944	5,741,686,845

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund K6	22,696,279	391,626,092	694,871,987

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund K6	59,443,527	949,854,244	1,721,247,201

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	2,577,029	70,327,132
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Contrafund K6	75,383

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Contrafund K6	135,053,625	312,741,290	65,349,250
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Contrafund K6	17,528	138	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,764.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Contrafund K6
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the period ended September 30, 2024. The Board considered that the fund has a unitary management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its total peer group median.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9883978.108
CONK6-SANN-0825
Fidelity® Contrafund®

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Contrafund®
Consolidated Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.3%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	1,068,056	16,494,839
Clean TeQ Water Ltd (b)	2,096,491	255,264
		16,750,103
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (b)(c)(d)	88,378	114,354,946
Materials - 0.0%
Metals & Mining - 0.0%
Evolution Mining Ltd	2,993,769	15,349,019
TOTAL AUSTRALIA		146,454,068
BELGIUM - 0.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV ADR	2,451,876	168,492,919
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	469,691	92,368,846
TOTAL BELGIUM		260,861,765
BRAZIL - 0.5%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	152,617	398,884,370
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	9,263,565	62,899,606
NU Holdings Ltd/Cayman Islands Class A (b)	21,786,980	298,917,366
		361,816,972
Capital Markets - 0.0%
Banco BTG Pactual SA unit	2,208,800	17,176,529
TOTAL FINANCIALS		378,993,501

Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	1,078,142	96,955,586
TOTAL BRAZIL		874,833,457
CANADA - 2.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	472,237	66,537,994
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ARC Resources Ltd	717,704	15,131,472
Cameco Corp (United States)	239,487	17,777,120
Canadian Natural Resources Ltd	6,495,983	204,169,688
PrairieSky Royalty Ltd	381,683	6,620,416
		243,698,696
Financials - 1.0%
Banks - 0.3%
Royal Bank of Canada	3,042,371	400,965,173
Toronto Dominion Bank	1,362,444	100,211,045
		501,176,218
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	2,667,331	147,450,057
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	227,750	411,095,649
Intact Financial Corp	1,610,732	374,546,200
		785,641,849
TOTAL FINANCIALS		1,434,268,124

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	399,563	42,429,595
Professional Services - 0.1%
Thomson Reuters Corp	637,551	128,207,796
TOTAL INDUSTRIALS		170,637,391

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	828,179	129,394,796
IT Services - 0.3%
Shopify Inc Class A (b)	4,763,271	549,380,829
Software - 0.0%
Constellation Software Inc/Canada	5,032	18,451,098
TOTAL INFORMATION TECHNOLOGY		697,226,723

Materials - 0.6%
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	1,693,436	201,757,339
Alamos Gold Inc Class A	3,072,271	81,716,655
B2Gold Corp	35,578,979	128,546,779
Franco-Nevada Corp	1,975,416	324,320,732
G Mining Ventures Corp	2,429,312	31,718,867
High Power Exploration Inc (b)(c)(d)	14,027,051	16,692,191
Kinross Gold Corp	1,515,091	23,676,252
Lundin Gold Inc	3,297,317	174,097,369
Novagold Resources Inc (b)	4,728,818	19,446,580
Orla Mining Ltd (b)	5,914,984	59,421,319
		1,061,394,083
TOTAL CANADA		3,673,763,011
CHINA - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	1,036,781	66,805,620
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	12,036,723	187,412,178
Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (b)	520,952	126,106,851
Zai Lab Ltd ADR (b)	1,398,304	48,898,691
		175,005,542
Industrials - 0.0%
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	1,387,584	16,387,367
TOTAL CHINA		445,610,707
CONGO DEMOCRATIC REPUBLIC OF - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Ivanhoe Mine Ltd (b)(e)	11,940,966	89,705,219
Ivanhoe Mine Ltd Class A (b)	47,755,119	358,755,181

TOTAL CONGO DEMOCRATIC REPUBLIC OF		448,460,400
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	4,419,113	171,284,820
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	579,058	158,861,409
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	126,383	44,691,631
TOTAL FRANCE		203,553,040
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	515,997	25,376,732
Financials - 0.0%
Insurance - 0.0%
Allianz SE	35,099	14,244,352
Industrials - 0.1%
Electrical Equipment - 0.1%
Siemens Energy AG (b)	473,069	55,292,742
Information Technology - 0.0%
Software - 0.0%
SAP SE	151,093	46,201,136
TOTAL GERMANY		141,114,962
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	4,093,958	58,279,645
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	40,343	12,058,119
TOTAL IRELAND		70,337,764
ISRAEL - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(c)(d)	340,545	13,880,614
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (b)(c)(d)	7,115	95,768
		13,976,382
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	14,463,715	242,411,863
Information Technology - 0.1%
Software - 0.1%
Check Point Software Technologies Ltd (b)	503,098	111,310,433
TOTAL ISRAEL		367,698,678
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	828,371	47,772,156
JAPAN - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	565,583	19,476,588
Specialty Retail - 0.1%
Fast Retailing Co Ltd	270,846	92,863,378
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	3,351,715	85,651,965
TOTAL CONSUMER DISCRETIONARY		197,991,931

Industrials - 0.2%
Industrial Conglomerates - 0.0%
Hitachi Ltd	2,841,291	82,580,287
Machinery - 0.2%
Mitsubishi Heavy Industries Ltd	7,022,822	175,741,824
Trading Companies & Distributors - 0.0%
ITOCHU Corp	305,686	16,007,253
TOTAL INDUSTRIALS		274,329,364

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	809,697	60,023,685
TOTAL JAPAN		532,344,980
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.1%
Hyundai Motor Co	886,560	133,329,116
Broadline Retail - 0.3%
Coupang Inc Class A (b)	15,071,766	451,550,110
TOTAL CONSUMER DISCRETIONARY		584,879,226

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	641,430	138,415,451
TOTAL KOREA (SOUTH)		723,294,677
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA depository receipt	169,096	5,340,052
NETHERLANDS - 0.2%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	6,910,562	224,182,511
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	223,042	122,945,211
TOTAL NETHERLANDS		347,127,722
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	715,639	13,100,378
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (b)	92,695	14,825,638
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	14,996,403	124,183,386
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	6,644,333	345,837,533
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	4,776,250	161,626,205
TOTAL SWITZERLAND		507,463,738
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,259,460	738,235,095
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	12,784	3,767,188
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	20,191	4,495,401
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	921,006	31,719,447
Financials - 0.1%
Banks - 0.1%
NatWest Group PLC	4,556,087	31,997,190
Starling Bank Ltd (c)	26,724,113	88,772,506
		120,769,696
Capital Markets - 0.0%
London Stock Exchange Group PLC	707,831	103,518,315
TOTAL FINANCIALS		224,288,011

Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	25,156,820	333,394,475
TOTAL UNITED KINGDOM		593,897,334
UNITED STATES - 90.1%
Communication Services - 25.9%
Entertainment - 3.9%
Liberty Media Corp-Liberty Formula One Class C (b)	3,174,783	331,764,824
Live Nation Entertainment Inc (b)	242,246	36,646,974
Netflix Inc (b)	3,887,667	5,206,091,510
ROBLOX Corp Class A (b)	2,229,449	234,538,035
Spotify Technology SA (b)	492,476	377,896,534
Walt Disney Co/The	1,741,357	215,945,682
Warner Bros Discovery Inc (b)	2,486,452	28,494,739
		6,431,378,298
Interactive Media & Services - 21.8%
Alphabet Inc Class A	17,539,389	3,090,966,524
Alphabet Inc Class C	13,765,524	2,441,866,302
Epic Games Inc (b)(c)(d)	123,700	91,029,593
Meta Platforms Inc Class A	40,937,291	30,215,405,114
Pinterest Inc Class A (b)	470,875	16,885,577
Reddit Inc Class A (b)	1,749,126	263,365,902
Reddit Inc Class B (b)	577,077	86,890,484
		36,206,409,496
Media - 0.0%
Charter Communications Inc Class A (b)	113,794	46,520,125
MNTN Inc Class A	409,065	8,946,252
Omnicom Group Inc	285,267	20,522,108
		75,988,485
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	1,527,854	364,026,494
TOTAL COMMUNICATION SERVICES		43,077,802,773

Consumer Discretionary - 8.7%
Automobiles - 0.1%
General Motors Co	450,167	22,152,718
Rad Power Bikes Inc (b)(c)(d)	2,588,458	155,307
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	2,698,575	350,815
Tesla Inc (b)	418,738	133,016,313
		155,675,153
Broadline Retail - 6.3%
Amazon.com Inc (b)	46,881,320	10,285,292,796
Ollie's Bargain Outlet Holdings Inc (b)	507,095	66,824,979
		10,352,117,775
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	953,315	390,878,216
Hotels, Restaurants & Leisure - 1.2%
Airbnb Inc Class A (b)	3,208,028	424,550,426
Booking Holdings Inc	75,152	435,072,964
Carnival Corp (b)	4,519,020	127,074,842
Cava Group Inc (b)	951,155	80,115,786
Chipotle Mexican Grill Inc (b)	30,930	1,736,719
DoorDash Inc Class A (b)	235,485	58,049,407
DraftKings Inc Class A (b)	133,529	5,727,059
Dutch Bros Inc Class A (b)	875,064	59,828,126
Hilton Worldwide Holdings Inc	1,312,427	349,551,807
Royal Caribbean Cruises Ltd	438,370	137,271,182
Starbucks Corp	2,671,960	244,831,695
Viking Holdings Ltd (b)	2,656,088	141,542,930
		2,065,352,943
Household Durables - 0.1%
Garmin Ltd	343,944	71,787,992
Somnigroup International Inc	243,696	16,583,512
		88,371,504
Specialty Retail - 0.7%
Abercrombie & Fitch Co Class A (b)	310,892	25,757,402
Fanatics Inc Class A (b)(c)(d)	2,461,391	149,898,712
Gap Inc/The	50,363	1,098,417
O'Reilly Automotive Inc (b)	3,523,526	317,575,398
TJX Cos Inc/The	5,082,547	627,643,729
Urban Outfitters Inc (b)	637,388	46,236,126
		1,168,209,784
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	253,986	18,043,165
Ralph Lauren Corp Class A	545,733	149,683,648
Tapestry Inc	605,503	53,169,218
VF Corp	721,065	8,472,514
		229,368,545
TOTAL CONSUMER DISCRETIONARY		14,449,973,920

Consumer Staples - 1.8%
Beverages - 0.4%
Coca-Cola Co/The	9,073,631	641,959,393
Consumer Staples Distribution & Retail - 1.4%
Casey's General Stores Inc	362,640	185,044,313
Costco Wholesale Corp	1,908,441	1,889,242,084
Kroger Co/The	229,000	16,426,170
Sprouts Farmers Market Inc (b)	96,000	15,805,440
Walmart Inc	1,805,700	176,561,346
		2,283,079,353
Tobacco - 0.0%
Altria Group Inc	245,187	14,375,314
Philip Morris International Inc	433,979	79,040,595
		93,415,909
TOTAL CONSUMER STAPLES		3,018,454,655

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp (b)	418,379	16,852,306
Cheniere Energy Inc	306,521	74,643,994
EQT Corp	320,893	18,714,480
Exxon Mobil Corp	7,685,414	828,487,629
Sable Offshore Corp (b)	2,829,690	62,196,586
Shell PLC ADR	2,352,722	165,655,156
		1,166,550,151
Financials - 16.9%
Banks - 2.8%
Bank of America Corp	5,753,356	272,248,806
Citigroup Inc	6,236,887	530,883,821
East West Bancorp Inc	344,974	34,835,475
First Citizens BancShares Inc/NC Class A	13,407	26,230,392
JPMorgan Chase & Co	9,449,969	2,739,640,513
Wells Fargo & Co	12,290,421	984,708,531
		4,588,547,538
Capital Markets - 1.4%
Bank of New York Mellon Corp/The	5,892,905	536,902,575
Blackstone Inc	18,571	2,777,850
Charles Schwab Corp/The	3,003,176	274,009,778
Coinbase Global Inc Class A (b)	480,567	168,433,928
Goldman Sachs Group Inc/The	270,190	191,226,973
Interactive Brokers Group Inc Class A	1,962,763	108,756,698
Moody's Corp	412,438	206,874,776
Morgan Stanley	4,048,200	570,229,452
MSCI Inc	68,540	39,529,760
Nasdaq Inc	183,942	16,448,094
Raymond James Financial Inc	296,620	45,492,609
Tulco LLC (b)(c)(d)(f)	140,771	125,110,226
		2,285,792,719
Consumer Finance - 0.8%
American Express Co	2,805,491	894,895,519
Capital One Financial Corp	2,852,345	606,864,922
		1,501,760,441
Financial Services - 10.5%
Affirm Holdings Inc Class A (b)	246,200	17,022,268
Berkshire Hathaway Inc Class A (b)	18,764	13,675,203,201
Block Inc Class A (b)	263,987	17,932,637
Mastercard Inc Class A	1,403,308	788,574,898
Paymentus Holdings Inc Class A (b)	146,776	4,806,914
Toast Inc Class A (b)	371,780	16,466,136
Visa Inc Class A	8,206,599	2,913,752,975
		17,433,759,029
Insurance - 1.4%
American International Group Inc	2,029,167	173,676,403
Arthur J Gallagher & Co	613,943	196,535,433
Chubb Ltd	1,565,287	453,494,950
Marsh & McLennan Cos Inc	1,004,273	219,574,249
Progressive Corp/The	3,198,215	853,475,655
Travelers Companies Inc/The	1,529,135	409,104,778
		2,305,861,468
TOTAL FINANCIALS		28,115,721,195

Health Care - 6.1%
Biotechnology - 2.0%
AbbVie Inc	1,165,864	216,407,676
Alnylam Pharmaceuticals Inc (b)	1,008,776	328,951,766
Exelixis Inc (b)	394,600	17,391,995
Gilead Sciences Inc	4,961,659	550,099,133
Insmed Inc (b)	815,063	82,027,940
Recursion Pharmaceuticals Inc Class A (b)	1,101,784	5,575,027
Regeneron Pharmaceuticals Inc	1,650,178	866,343,450
Soleno Therapeutics Inc (b)	201,192	16,855,866
United Therapeutics Corp (b)	70,855	20,360,184
Vertex Pharmaceuticals Inc (b)	2,616,947	1,165,064,805
		3,269,077,842
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	790,677	107,539,979
Alcon AG (United States)	252,861	22,322,569
Boston Scientific Corp (b)	8,529,497	916,153,273
Insulet Corp (b)	317,792	99,843,891
Intuitive Surgical Inc (b)	1,450,400	788,161,864
Penumbra Inc (b)	158,737	40,736,676
Stryker Corp	1,248,861	494,086,877
		2,468,845,129
Health Care Providers & Services - 0.4%
CVS Health Corp	810,359	55,898,564
Encompass Health Corp	54,784	6,718,161
HCA Healthcare Inc	344,526	131,987,911
Tenet Healthcare Corp (b)	1,661,317	292,391,792
UnitedHealth Group Inc	806,614	251,639,370
		738,635,798
Health Care Technology - 0.1%
Doximity Inc Class A (b)	685,094	42,023,666
Veeva Systems Inc Class A (b)	479,901	138,201,890
		180,225,556
Life Sciences Tools & Services - 0.0%
Veterinary Emergency Group (b)(c)(d)(f)	1,114,406	89,887,988
Pharmaceuticals - 2.1%
Eli Lilly & Co	4,184,210	3,261,717,222
Merck & Co Inc	2,111,296	167,130,191
		3,428,847,413
TOTAL HEALTH CARE		10,175,519,726

Industrials - 6.0%
Aerospace & Defense - 2.6%
AeroVironment Inc (b)	11,500	3,276,925
ATI Inc (b)	523,974	45,239,915
Axon Enterprise Inc (b)	658,470	545,173,652
Boeing Co (b)	762,466	159,759,501
GE Aerospace	7,805,108	2,008,956,748
HEICO Corp Class A	65,896	17,050,590
Howmet Aerospace Inc	2,117,205	394,075,367
Leonardo DRS Inc	1,017,264	47,282,431
Loar Holdings Inc (b)	343,545	29,603,273
Relativity Space Inc (b)(c)	43,287	48,914
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	1,398	1,523
Rocket Lab Corp	1,537,362	54,991,439
RTX Corp	108,600	15,857,772
Space Exploration Technologies Corp (b)(c)(d)	3,588,892	663,945,020
Space Exploration Technologies Corp Class C (b)(c)(d)	160,804	29,748,740
TransDigm Group Inc	209,162	318,060,104
Woodward Inc	133,547	32,731,034
		4,365,802,948
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	515,816	20,096,190
Building Products - 0.3%
AZEK Co Inc/The Class A (b)	190,185	10,336,554
Trane Technologies PLC	996,755	435,990,605
		446,327,159
Commercial Services & Supplies - 0.5%
Cintas Corp	1,152,414	256,838,508
Clean Harbors Inc (b)	17,869	4,130,955
GFL Environmental Inc Subordinate Voting Shares	7,815,106	394,500,009
Republic Services Inc	684,014	168,684,693
		824,154,165
Electrical Equipment - 1.3%
Eaton Corp PLC	1,069,659	381,857,566
GE Vernova Inc	3,407,768	1,803,220,438
		2,185,078,004
Ground Transportation - 0.0%
Uber Technologies Inc (b)	1,392,899	129,957,477
Industrial Conglomerates - 0.3%
3M Co	2,771,599	421,948,232
Machinery - 0.5%
Deere & Co	769,292	391,177,289
PACCAR Inc	463,207	44,032,457
Parker-Hannifin Corp	253,489	177,054,462
RBC Bearings Inc (b)	231,986	89,268,213
Westinghouse Air Brake Technologies Corp	255,969	53,587,110
		755,119,531
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	621,406	30,747,169
Professional Services - 0.2%
Paycom Software Inc	407,710	94,344,094
UL Solutions Inc Class A	747,587	54,469,188
Verisk Analytics Inc	798,333	248,680,730
		397,494,012
Trading Companies & Distributors - 0.3%
QXO Inc (b)	3,101,655	66,809,649
WW Grainger Inc	399,533	415,610,208
		482,419,857
TOTAL INDUSTRIALS		10,059,144,744

Information Technology - 22.5%
Communications Equipment - 0.3%
Arista Networks Inc	5,240,914	536,197,910
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp Class A	38,634,808	3,815,187,290
Flex Ltd (b)	128,506	6,415,020
Jabil Inc	309,491	67,499,987
		3,889,102,297
IT Services - 0.7%
Asac II LP (b)(c)(d)	39,494,500	6,635,076
Cloudflare Inc Class A (b)	1,732,065	339,190,289
CoreWeave Inc Class A (g)	2,242,040	365,587,043
IBM Corporation	122,905	36,229,936
Kyndryl Holdings Inc (b)	2,501,312	104,955,052
Okta Inc Class A (b)	430,195	43,006,594
Snowflake Inc Class A (b)	753,672	168,649,183
Twilio Inc Class A (b)	76,841	9,555,947
X.Ai Holdings Corp Class A (c)(d)	1,484,299	54,265,971
		1,128,075,091
Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices Inc (b)	396,075	56,203,043
Analog Devices Inc	139,699	33,251,156
ARM Holdings PLC ADR (b)	567,600	91,803,624
Astera Labs Inc (b)	924,756	83,616,438
Broadcom Inc	7,408,274	2,042,090,728
Intel Corp	700,968	15,701,682
KLA Corp	40,699	36,455,722
Micron Technology Inc	144,392	17,796,314
Monolithic Power Systems Inc	51,249	37,482,494
NVIDIA Corp	93,513,950	14,774,268,961
		17,188,670,162
Software - 6.6%
Applied Intuition Inc Class A (c)(d)	156,998	21,412,957
AppLovin Corp Class A (b)	129,700	45,405,376
Cadence Design Systems Inc (b)	310,505	95,682,116
Circle Internet Group Inc (d)(g)	1,697,261	307,696,447
Crowdstrike Holdings Inc Class A (b)	272,789	138,934,166
CyberArk Software Ltd (b)	645,042	262,454,689
Datadog Inc Class A (b)	124,100	16,670,353
Docusign Inc (b)	129,445	10,082,471
Figma Inc Class A (b)(c)(d)	1,076,100	29,980,146
Fortinet Inc (b)	2,938,203	310,626,821
Guidewire Software Inc (b)	115,875	27,282,769
Gusto Inc (b)(c)(d)	289,200	7,302,299
Intuit Inc	42,598	33,551,463
Microsoft Corp	17,561,198	8,735,115,497
Monday.com Ltd (b)	69,257	21,779,941
OpenAI Global LLC rights (b)(c)(d)	74,801,903	109,958,797
OpenAI Global LLC rights (b)(c)(d)	28,479,418	28,479,418
Oracle Corp	164,669	36,001,583
Palantir Technologies Inc Class A (b)	132,793	18,102,342
Palo Alto Networks Inc (b)	292,188	59,793,352
Roper Technologies Inc	28,199	15,984,321
Rubrik Inc Class A (b)	656,953	58,856,419
Salesforce Inc	102,262	27,885,825
Samsara Inc Class A (b)	2,366,756	94,149,554
Servicenow Inc (b)	263,011	270,396,349
Stripe Inc Class B (b)(c)(d)	455,600	16,173,800
Tanium Inc Class B (b)(c)(d)	6,742,751	64,325,845
Zoom Communications Inc Class A (b)	920,769	71,801,567
Zscaler Inc (b)	306,487	96,218,529
		11,032,105,212
Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc	17,835,075	3,659,222,338
Dell Technologies Inc Class C	719,367	88,194,394
		3,747,416,732
TOTAL INFORMATION TECHNOLOGY		37,521,567,404

Materials - 0.2%
Chemicals - 0.1%
Corteva Inc	612,276	45,632,930
Ecolab Inc	290,890	78,377,402
Sherwin-Williams Co/The	10,748	3,690,433
		127,700,765
Containers & Packaging - 0.0%
International Paper Co	1,465,711	68,639,246
Metals & Mining - 0.1%
Carpenter Technology Corp	314,112	86,814,275
Ivanhoe Electric Inc / US (b)	5,769,821	52,332,276
Ivanhoe Electric Inc / US warrants (b)	1,755,600	4,686,929
Royal Gold Inc	76,596	13,621,833
		157,455,313
TOTAL MATERIALS		353,795,324

Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	887,723	136,469,656
Utilities - 1.2%
Electric Utilities - 0.9%
American Electric Power Co Inc	1,013,459	105,156,506
Constellation Energy Corp	3,328,800	1,074,403,488
NRG Energy Inc	1,819,848	292,231,192
		1,471,791,186
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	2,441,222	473,133,236
TOTAL UTILITIES		1,944,924,422

TOTAL UNITED STATES		150,019,923,970
TOTAL COMMON STOCKS (Cost $42,358,174,137)		160,475,248,986

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	13,120	16,976,362
Canva Inc Series A2 (b)(c)(d)	2,380	3,079,553

TOTAL AUSTRALIA		20,055,915
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(c)(d)	14,154,085	27,883,547
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	653,587	143,318,557
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (c)(d)	23,715	927,256
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (c)(d)	680,400	5,973,164
TOTAL ISRAEL		6,900,420
UNITED STATES - 1.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	337,463	20,248
Rad Power Bikes Inc Series C (b)(c)(d)	1,327,879	199,182
Rad Power Bikes Inc Series D (b)(c)(d)	2,329,100	535,693
		755,123
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	15,500	3,842,760
TOTAL CONSUMER DISCRETIONARY		4,597,883

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	55,517	1,920,333
GoBrands Inc Series H (b)(c)(d)	69,898	3,103,471
		5,023,804
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (b)(c)(d)	379,681	11,690,378
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	387,402	28,741,354
		40,431,732
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	3,224,900	6,353,053
Intarcia Therapeutics Inc (b)(c)(d)	2,100,446	20
		6,353,073
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Series B (b)(c)(d)	35,877,127	44,218
Lyra Health Inc Series E (b)(c)(d)	1,478,100	14,278,446
Lyra Health Inc Series F (b)(c)(d)	69,520	671,563
Somatus Inc Series E (b)(c)(d)	15,253	17,325,883
		32,320,110
TOTAL HEALTH CARE		38,673,183

Industrials - 1.4%
Aerospace & Defense - 1.3%
Anduril Industries Inc Series G (c)(d)	161,900	6,618,472
Space Exploration Technologies Corp Series G (b)(c)(d)	558,215	1,032,697,751
Space Exploration Technologies Corp Series H (b)(c)(d)	120,282	222,521,700
Space Exploration Technologies Corp Series N (b)(c)(d)	428,458	792,647,300
		2,054,485,223
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	1,317,166	51,316,788
Zipline International Inc Series F (b)(c)(d)	682,143	26,576,291
Zipline International Inc Series G (b)(c)(d)	772,245	30,086,665
		107,979,744
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	259,581	36,037,630
Beta Technologies Inc Series C, 6% (c)(d)	211,900	25,266,956
		61,304,586
TOTAL INDUSTRIALS		2,223,769,553

Information Technology - 0.3%
IT Services - 0.1%
X.Ai Holdings Corp Series C (c)(d)	3,464,739	126,670,858
Software - 0.2%
Anthropic PBC Series E (c)(d)	204,700	17,890,780
Applied Intuition Inc Series A2 (c)(d)	184,736	25,196,143
Applied Intuition Inc Series B2 (c)(d)	89,079	12,149,485
Asapp Inc Series C (b)(c)(d)	1,300,504	2,067,800
Carbon Inc Series D (b)(c)(d)	915,425	4,329,961
Carbon Inc Series E (b)(c)(d)	81,735	463,437
Gusto Inc Series D (b)(c)(d)	2,436,137	61,512,459
Gusto Inc Series E (b)(c)(d)	167,099	4,219,250
MOLOCO Inc Series A (b)(c)(d)	419,608	28,063,383
Nuro Inc/CA Series C (b)(c)(d)	3,293,118	42,283,635
Nuro Inc/CA Series D (b)(c)(d)	643,113	9,292,983
Nuro Inc/CA Series E (c)(d)	1,054,195	13,483,154
Stripe Inc Series H (b)(c)(d)	190,300	6,755,650
Stripe Inc Series I (b)(c)(d)	2,114,059	75,049,095
		302,757,215
TOTAL INFORMATION TECHNOLOGY		429,428,073

TOTAL UNITED STATES		2,741,924,228
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $991,638,773)		2,940,082,667

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	2,698,575	2,009,898
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (c)(d)(h)(i)	9,273,235	0
TOTAL UNITED STATES		2,009,898
TOTAL PREFERRED SECURITIES (Cost $11,971,810)		2,009,898

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	3,328,918,680	3,329,584,464
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	3,251,000	3,251,325
TOTAL MONEY MARKET FUNDS (Cost $3,332,835,789)			3,332,835,789

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $46,694,620,509)	166,750,177,340
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(118,377,446)
NET ASSETS - 100.0%	166,631,799,894

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,903,570,954 or 2.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,705,219 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $673,283,490 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Security is perpetual in nature with no stated maturity date.
(i)	Non-income producing - Security is in default.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/21	6,917,788

Anduril Industries Inc Series G	4/17/25	6,618,925

Anthropic PBC Series E	2/14/25	11,480,907

Applied Intuition Inc Class A	7/02/24 - 6/16/25	10,528,697

Applied Intuition Inc Series A2	7/02/24	11,027,797

Applied Intuition Inc Series B2	7/02/24	5,317,562

Asac II LP	10/10/13	3,041,471

Asapp Inc Series C	4/30/21	8,579,555

Beta Technologies Inc Series B, 6%	4/04/22	26,780,972

Beta Technologies Inc Series C, 6%	10/24/24	24,256,193

ByteDance Ltd Series E1	11/18/20	71,616,260

Canva Inc Class A	3/18/24	94,269,375

Canva Inc Series A	9/22/23	13,994,594

Canva Inc Series A2	9/22/23	2,538,653

Carbon Inc Series D	12/15/17	21,375,998

Carbon Inc Series E	3/22/19	2,288,122

Circle Internet Group Inc	5/11/21 - 5/09/22	44,072,672

Discord Inc Series I	9/15/21	8,534,678

Element Labs Inc Series B	6/27/25	5,973,164

ElevateBio LLC Series C	3/09/21	13,528,456

Epic Games Inc	7/13/20 - 7/30/20	71,127,500

Fanatics Inc Class A	8/13/20 - 12/15/21	82,369,063

Figma Inc Class A	5/15/24	24,957,987

Get Credit Healthy Inc Series B	8/17/23	44,219

GoBrands Inc Series G	3/02/21	13,863,555

GoBrands Inc Series H	7/22/21	27,154,715

Gusto Inc	10/01/21	8,325,589

Gusto Inc Series D	7/16/19	32,430,830

Gusto Inc Series E	7/13/21	5,079,029

High Power Exploration Inc	6/03/24	18,515,707

High Power Exploration Inc Series A	11/15/19 - 3/04/21	74,592,028

Intarcia Therapeutics Inc	11/14/12	28,629,079

Intarcia Therapeutics Inc 6%	1/03/20	9,273,235

Lyra Health Inc Series E	1/14/21	13,534,370

Lyra Health Inc Series F	6/04/21	1,091,770

MOLOCO Inc Series A	6/26/23	25,176,480

Nuro Inc/CA Series C	10/30/20	42,990,338

Nuro Inc/CA Series D	10/29/21	13,406,154

Nuro Inc/CA Series E	4/01/25	13,486,833

OpenAI Global LLC rights	9/30/24	74,801,903

OpenAI Global LLC rights	4/11/25	28,479,418

Rad Power Bikes Inc	1/21/21	12,486,307

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	2,698,575

Rad Power Bikes Inc Series A	1/21/21	1,627,868

Rad Power Bikes Inc Series C	1/21/21	6,405,476

Rad Power Bikes Inc Series D	9/17/21	22,321,629

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	3

Rapyd Financial Network 2016 Ltd	3/30/21	24,999,987

Rapyd Financial Network 2016 Ltd	3/06/25	1,038,191

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/06/25	0

Relativity Space Inc warrants 11/1/2030	11/14/23	0

Somatus Inc Series E	1/31/22	13,310,300

Space Exploration Technologies Corp	10/16/15 - 7/01/24	60,586,875

Space Exploration Technologies Corp Class C	9/11/17 - 7/01/24	5,213,913

Space Exploration Technologies Corp Series G	1/20/15	43,239,334

Space Exploration Technologies Corp Series H	8/04/17	16,238,070

Space Exploration Technologies Corp Series N	8/04/20	115,683,660

Stripe Inc Class B	5/18/21	18,282,490

Stripe Inc Series H	3/15/21	7,635,788

Stripe Inc Series I	3/20/23 - 5/12/23	42,564,760

Tanium Inc Class B	4/21/17 - 9/18/20	57,901,784

Tenstorrent Holdings Inc Series C1	4/23/21	23,032,751

Tulco LLC	8/24/17 - 9/07/18	52,173,293

Veterinary Emergency Group	9/16/21 - 11/13/23	44,308,445

X.Ai Holdings Corp Class A	10/25/22	53,469,000

X.Ai Holdings Corp Series C	11/22/24	75,011,599

Zipline International Inc	10/12/21	18,569,376

Zipline International Inc Series E	12/21/20	42,978,336

Zipline International Inc Series F	4/11/23	27,420,170

Zipline International Inc Series G	6/07/24	32,392,820

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

CoreWeave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,054,860,033	10,090,689,408	9,815,964,977	78,983,946	-	-	3,329,584,464	3,328,918,680	6.4%
Fidelity Securities Lending Cash Central Fund	130,700,423	1,613,508,008	1,740,957,106	513,953	1,391	(1,391)	3,251,325	3,251,000	0.0%
Total	3,185,560,456	11,704,197,416	11,556,922,083	79,497,899	1,391	(1,391)	3,332,835,789

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	43,383,616,542	43,001,598,818	290,988,131	91,029,593
Consumer Discretionary	16,432,674,105	16,001,993,715	280,275,556	150,404,834
Consumer Staples	3,186,947,574	3,186,947,574	-	-
Energy	1,455,068,672	1,441,968,294	13,100,378	-
Financials	30,525,580,801	30,023,778,444	273,943,243	227,859,114
Health Care	10,967,112,597	10,877,224,609	-	89,887,988
Industrials	11,018,399,973	9,625,048,166	679,511,420	713,840,387
Information Technology	39,443,160,180	38,884,046,104	106,224,821	452,889,255
Materials	1,981,294,464	1,959,915,344	4,686,929	16,692,191
Real Estate	136,469,656	136,469,656	-	-
Utilities	1,944,924,422	1,944,924,422	-	-

Convertible Preferred Stocks
Communication Services	143,318,557	-	-	143,318,557
Consumer Discretionary	4,597,883	-	-	4,597,883
Consumer Staples	5,023,804	-	-	5,023,804
Financials	41,358,988	-	-	41,358,988
Health Care	38,673,183	-	-	38,673,183
Industrials	2,229,742,717	-	-	2,229,742,717
Information Technology	449,483,988	-	-	449,483,988
Materials	27,883,547	-	-	27,883,547

Preferred Securities
Consumer Discretionary	2,009,898	-	-	2,009,898
Health Care	-	-	-	-

Money Market Funds	3,332,835,789	3,332,835,789	-	-
Total Investments in Securities:	166,750,177,340	160,416,750,935	1,648,730,478	4,684,695,927
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2025($)
Common Stocks	1,748,769,583	(14,805,098)	8,815,970	194,046,410	(194,223,503)	-	-	-	1,742,603,362	57,524,030
Convertible Preferred Stocks	2,840,196,937	(32,325)	119,091,288	113,653,837	(132,827,070)	-	-	-	2,940,082,667	63,764,588
Preferred Securities	3,521,371	-	(1,511,473)	-	-	-	-	-	2,009,898	(1,511,473)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,133,658) - See accompanying schedule:
Unaffiliated issuers (cost $43,361,784,720)	$163,417,341,551
Fidelity Central Funds (cost $3,332,835,789)	3,332,835,789

Total Investment in Securities (cost $46,694,620,509)		$166,750,177,340
Foreign currency held at value (cost $1,652,136)		1,641,503
Receivable for fund shares sold		92,604,888
Dividends receivable		37,036,736
Distributions receivable from Fidelity Central Funds		13,635,783
Other receivables		4,196,644
Total assets		166,899,292,894
Liabilities
Payable to custodian bank	$248,420
Payable for investments purchased	29,758,513
Payable for fund shares redeemed	130,802,677
Accrued management fee	99,024,003
Other payables and accrued expenses	4,408,062
Collateral on securities loaned	3,251,325
Total liabilities		267,493,000
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$166,631,799,894
Net Assets consist of:
Paid in capital		$41,484,162,391
Total accumulated earnings (loss)		125,147,637,503
Net Assets		$166,631,799,894

Net Asset Value and Maximum Offering Price
Contrafund :
Net Asset Value, offering price and redemption price per share ($153,342,525,863 ÷ 6,572,697,689 shares)		$23.33
Class K :
Net Asset Value, offering price and redemption price per share ($13,289,274,031 ÷ 567,463,555 shares)		$23.42
Consolidated Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$440,051,536
Interest		527
Income from Fidelity Central Funds (including $513,953 from security lending)		79,497,899
Total income		519,549,962
Expenses
Management fee
Basic fee	$449,152,626
Performance adjustment	119,829,129
Custodian fees and expenses	476,329
Independent trustees' fees and expenses	289,160
Registration fees	501,034
Audit fees	131,319
Legal	76,002
Miscellaneous	331,513
Total expenses		570,787,112
Net Investment income (loss)		(51,237,150)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,581,123,433
Redemptions in-kind	83,800,935
Fidelity Central Funds	1,391
Foreign currency transactions	786,054
Total net realized gain (loss)		5,665,711,813
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,930,333,364
Fidelity Central Funds	(1,391)
Assets and liabilities in foreign currencies	718,734
Total change in net unrealized appreciation (depreciation)		11,931,050,707
Net gain (loss)		17,596,762,520
Net increase (decrease) in net assets resulting from operations		$17,545,525,370
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(51,237,150)	$46,279,419
Net realized gain (loss)	5,665,711,813	8,796,700,085
Change in net unrealized appreciation (depreciation)	11,931,050,707	32,572,444,364
Net increase (decrease) in net assets resulting from operations	17,545,525,370	41,415,423,868
Distributions to shareholders	(1,268,471,257)	(6,201,314,226)

Share transactions - net increase (decrease)	(2,411,779,768)	692,395,316
Total increase (decrease) in net assets	13,865,274,345	35,906,504,958

Net Assets
Beginning of period	152,766,525,549	116,860,020,591
End of period	$166,631,799,894	$152,766,525,549

Consolidated Financial Highlights
Fidelity® Contrafund®

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.03	$16.09	$12.09	$18.76	$16.77	$13.71
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.01	.08	.06	(.05)	(.04)
Net realized and unrealized gain (loss)	2.49	5.81	4.61	(5.29)	4.07	4.44
Total from investment operations	2.48	5.82	4.69	(5.23)	4.02	4.40
Distributions from net investment income	-	(.02)	(.08)	(.08)	-	-
Distributions from net realized gain	(.18)	(.86)	(.61)	(1.36)	(2.03)	(1.34)
Total distributions	(.18)	(.88)	(.69)	(1.44)	(2.03)	(1.34)
Net asset value, end of period	$23.33	$21.03	$16.09	$12.09	$18.76	$16.77
Total Return C,D	11.81%	35.97%	39.33%	(28.26)%	24.36%	32.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75% G	.63%	.42%	.55%	.81%	.86%
Expenses net of fee waivers, if any	.75 % G	.63%	.42%	.54%	.81%	.86%
Expenses net of all reductions, if any	.75% G	.63%	.42%	.54%	.81%	.85%
Net investment income (loss)	(.07)% G	.03%	.57%	.41%	(.26)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$153,342,526	$140,188,076	$106,981,545	$82,278,716	$128,577,225	$113,099,730
Portfolio turnover rate H	20 % G,I	18% I	16% I	25% I	27% I	32% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Contrafund® Class K

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.10	$16.15	$12.13	$18.82	$16.81	$13.73
Income from Investment Operations
Net investment income (loss) A,B	- C	.02	.09	.07	(.03)	(.02)
Net realized and unrealized gain (loss)	2.50	5.83	4.63	(5.31)	4.07	4.44
Total from investment operations	2.50	5.85	4.72	(5.24)	4.04	4.42
Distributions from net investment income	-	(.04)	(.09)	(.09)	-	-
Distributions from net realized gain	(.18)	(.86)	(.61)	(1.36)	(2.03)	(1.34)
Total distributions	(.18)	(.90)	(.70)	(1.45)	(2.03)	(1.34)
Net asset value, end of period	$23.42	$21.10	$16.15	$12.13	$18.82	$16.81
Total Return D,E	11.87%	36.05%	39.47%	(28.22)%	24.42%	32.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68% H	.56%	.35%	.47%	.74%	.78%
Expenses net of fee waivers, if any	.68 % H	.56%	.34%	.47%	.74%	.78%
Expenses net of all reductions, if any	.68% H	.56%	.34%	.47%	.74%	.78%
Net investment income (loss)	-% H	.10%	.64%	.48%	(.18)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$13,289,274	$12,578,449	$9,878,476	$8,622,158	$16,587,919	$23,195,528
Portfolio turnover rate I	20 % H,J	18% J	16% J	25% J	27% J	32% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$1,742,603,362	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	22.1 - 33.3 / 31.6	Increase
			Enterprise value/Net income (EV/NI)	15.8	Increase
			Enterprise value/Revenue multiple (EV/R)	0.7 - 38.2 / 13.5	Increase
		Market approach	Discount rate	10.0%	Decrease
		Recovery value	Recovery value	$0.00 - $0.17 / $0.16	Increase
		Black scholes	Discount rate	3.8% - 4.0% / 3.8%	Increase
			Term	2.1 - 5.0 / 2.7	Increase
			Volatility	55.0% - 80.0% / 55.3%	Increase
		Book value	Book value multiple	1.0	Increase
Convertible Preferred Stocks	$2,940,082,667	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	22.1 - 33.3 / 33.2	Increase
			Enterprise value/Revenue multiple (EV/R)	0.6 - 38.2 / 12.8	Increase
		Market approach	Discount rate	10.0%	Decrease
			Transaction price	$8.78 - $12.79 / $12.46	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.8% - 3.9% / 3.9%	Increase
			Term	2.0 - 3.0 / 2.6	Increase
			Volatility	55.0% - 100.0% / 90.1%	Increase
		Book value	Book value multiple	1.0	Increase
Preferred Securities	$2,009,898	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.9%	Increase
			Term	2.1	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Contrafund	$4,191,027

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$120,161,516,749
Gross unrealized depreciation	(603,018,520)
Net unrealized appreciation (depreciation)	$119,558,498,229
Tax cost	$47,191,679,111

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Contrafund	Anduril Industries, Inc. Class B	706,945	-
Fidelity Contrafund	Anduril Industries, Inc. Class C	327	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Contrafund	214,998,214.13

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund	15,362,292,350	19,365,847,394

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund	5,386,820	83,800,935	119,802,876

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund	5,214,324	117,165,858

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund	62,272,337	980,509,270	1,145,842,701

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund	25,337,009	540,760,933
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Contrafund	.61
Class K	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Contrafund	.59
Class K	.52

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Contrafund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Contrafund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .16%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Contrafund	307,187

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Contrafund	620,697,489	1,246,612,041	437,658,670
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Contrafund	121,211
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Contrafund	55,074	1,456	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Contrafund
Distributions to shareholders
Contrafund	$1,166,134,667	$5,688,411,620
Class K	102,336,590	512,902,606
Total	$1,268,471,257	$6,201,314,226
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Contrafund
Contrafund
Shares sold	325,415,072	654,256,321	$6,917,775,453	$12,881,374,721
Reinvestment of distributions	48,265,603	239,167,390	1,073,426,913	5,230,176,005
Shares redeemed	(466,656,777)	(878,296,183)	(9,804,658,639)	(17,168,956,862)
Net increase (decrease)	(92,976,102)	15,127,528	$(1,813,456,273)	$942,593,864
Class K
Shares sold	51,503,883	111,750,962	$1,099,246,162	$2,199,280,649
Reinvestment of distributions	4,577,667	23,408,561	102,173,513	512,077,649
Shares redeemed	(84,666,954)	(150,953,959)	(1,799,743,170)	(2,961,556,846)
Net increase (decrease)	(28,585,404)	(15,794,436)	$(598,323,495)	$(250,198,548)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Contrafund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its total peer group median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.705711.127
CON-SANN-0825
Fidelity Advisor® New Insights Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® New Insights Fund
Consolidated Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	94,213	1,455,007
Clean TeQ Water Ltd (b)	3,189	388
		1,455,395
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (b)(c)(d)	11,950	15,462,464
Materials - 0.0%
Metals & Mining - 0.0%
Evolution Mining Ltd	265,128	1,359,307
TOTAL AUSTRALIA		18,277,166
BELGIUM - 0.3%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV ADR (e)	216,700	14,891,624
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	224,067	44,064,737
TOTAL BELGIUM		58,956,361
BRAZIL - 0.6%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	14,800	38,681,724
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	786,700	5,341,693
NU Holdings Ltd/Cayman Islands Class A (b)	2,208,566	30,301,526
		35,643,219
Capital Markets - 0.0%
Banco BTG Pactual SA unit	262,200	2,038,973
TOTAL FINANCIALS		37,682,192

Materials - 0.2%
Metals & Mining - 0.2%
Wheaton Precious Metals Corp	568,600	51,133,289
TOTAL BRAZIL		127,497,205
CANADA - 2.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	62,372	8,788,188
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	181,200	9,007,107
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ARC Resources Ltd	66,500	1,402,030
Cameco Corp (United States)	501,100	37,196,653
Canadian Natural Resources Ltd	538,176	16,914,950
GoviEx Uranium Inc (b)	642,355	33,020
GoviEx Uranium Inc (b)(f)	23,200	1,192
GoviEx Uranium Inc Class A (b)(f)	2,625,135	134,944
PrairieSky Royalty Ltd	39,400	683,406
		56,366,195
Financials - 0.8%
Banks - 0.1%
Royal Bank of Canada	169,260	22,307,393
Toronto Dominion Bank	117,600	8,649,764
		30,957,157
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	258,300	14,278,823
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	51,967	93,802,010
Intact Financial Corp	186,314	43,323,905
		137,125,915
TOTAL FINANCIALS		182,361,895

Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	78,500	2,457,050
Health Care Equipment & Supplies - 0.0%
I-Pulse Inc (b)(c)(d)	58,562	135,279
I-Pulse Inc (b)(c)	58,562	82,572
		217,851
TOTAL HEALTH CARE		2,674,901

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	35,900	3,812,221
Professional Services - 0.1%
Thomson Reuters Corp	64,998	13,070,720
TOTAL INDUSTRIALS		16,882,941

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	79,595	12,435,933
IT Services - 0.2%
Shopify Inc Class A (b)	459,508	52,998,221
Software - 0.1%
Constellation Software Inc/Canada	5,200	19,067,112
TOTAL INFORMATION TECHNOLOGY		84,501,266

Materials - 0.8%
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	153,100	18,240,458
Alamos Gold Inc Class A	288,600	7,676,220
B2Gold Corp (e)	8,812,879	31,840,914
Franco-Nevada Corp	387,736	63,657,894
G Mining Ventures Corp	213,400	2,786,306
Kinross Gold Corp	134,100	2,095,574
Lundin Gold Inc	426,253	22,506,033
Novagold Resources Inc (b)	635,992	2,615,425
Orla Mining Ltd (b)	2,505,503	25,170,025
		176,588,849
TOTAL CANADA		537,171,342
CHINA - 0.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	91,500	5,895,859
Consumer Discretionary - 0.3%
Automobiles - 0.2%
BYD Co Ltd H Shares	3,492,000	54,370,556
Broadline Retail - 0.1%
PDD Holdings Inc Class A ADR (b)	227,600	23,820,616
TOTAL CONSUMER DISCRETIONARY		78,191,172

Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd ADR (b)	46,600	11,280,462
Zai Lab Ltd ADR (b)	140,724	4,921,118
		16,201,580
Industrials - 0.0%
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	122,300	1,444,363
TOTAL CHINA		101,732,974
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (b)(e)	7,267,218	54,594,191
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (b)	29,200	5,039,920
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	408,800	15,845,088
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	51,747	14,196,508
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	13,060	4,618,285
TOTAL FRANCE		18,814,793
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	57,461	2,825,932
Financials - 0.0%
Insurance - 0.0%
Allianz SE	3,100	1,258,084
Industrials - 0.0%
Electrical Equipment - 0.0%
Siemens Energy AG (b)	47,317	5,530,455
Information Technology - 0.0%
Software - 0.0%
SAP SE	13,300	4,066,867
TOTAL GERMANY		13,681,338
INDIA - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	2,766,561	8,527,271
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	448,400	7,851,447
Financials - 0.3%
Banks - 0.3%
HDFC Bank Ltd ADR (e)	565,571	43,362,329
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (b)	444,255	1,984,373
TOTAL INDIA		61,725,420
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	494,200	7,035,197
ISRAEL - 0.2%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	1,483,347	24,860,896
Information Technology - 0.1%
Software - 0.1%
Check Point Software Technologies Ltd (b)	55,023	12,173,838
TOTAL ISRAEL		37,034,734
ITALY - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA	683,600	83,101,451
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	355,000	20,472,850
TOTAL ITALY		103,574,301
JAPAN - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	52,300	1,801,018
Specialty Retail - 0.1%
Fast Retailing Co Ltd	25,100	8,605,890
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	301,100	7,694,511
TOTAL CONSUMER DISCRETIONARY		18,101,419

Industrials - 0.4%
Industrial Conglomerates - 0.3%
Hitachi Ltd	1,988,400	57,791,561
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	629,100	15,742,843
Trading Companies & Distributors - 0.0%
ITOCHU Corp	27,100	1,419,092
TOTAL INDUSTRIALS		74,953,496

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	147,000	10,897,264
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	268,200	8,856,495
TOTAL JAPAN		112,808,674
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	99,217	14,921,173
Broadline Retail - 0.2%
Coupang Inc Class A (b)	1,444,465	43,276,171
TOTAL CONSUMER DISCRETIONARY		58,197,344

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	56,640	12,222,458
TOTAL KOREA (SOUTH)		70,419,802
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA depository receipt	14,900	470,542
NETHERLANDS - 0.7%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	794,957	25,788,851
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	95,932	52,879,637
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	71,900	12,022,399
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	13,600	8,705,333
ASML Holding NV	22,400	17,949,945
BE Semiconductor Industries NV	20,500	3,068,000
NXP Semiconductors NV	151,613	33,125,925
		62,849,203
TOTAL NETHERLANDS		153,540,090
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	82,500	1,510,232
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Sea Ltd Class A ADR (b)	8,200	1,311,508
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	1,520,100	12,587,763
SWITZERLAND - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	454,300	23,646,315
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	441,280	14,932,722
TOTAL SWITZERLAND		38,579,037
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	893,900	202,459,411
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	1,700	500,956
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	2,782	619,395
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	103,400	3,561,096
Financials - 0.2%
Banks - 0.1%
NatWest Group PLC	403,800	2,835,869
Starling Bank Ltd (c)	3,787,848	12,582,523
		15,418,392
Capital Markets - 0.0%
London Stock Exchange Group PLC	72,800	10,646,797
Insurance - 0.1%
Hiscox Ltd	827,143	14,248,992
TOTAL FINANCIALS		40,314,181

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC	212,900	29,629,116
Industrials - 0.2%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	2,331,146	30,893,857
Professional Services - 0.1%
RELX PLC	262,300	14,216,051
TOTAL INDUSTRIALS		45,109,908

TOTAL UNITED KINGDOM		119,233,696
UNITED STATES - 88.9%
Communication Services - 23.2%
Entertainment - 4.4%
Liberty Media Corp-Liberty Formula One Class C (b)	397,776	41,567,592
Live Nation Entertainment Inc (b)	26,400	3,993,792
Netflix Inc (b)	625,790	838,014,163
ROBLOX Corp Class A (b)	197,800	20,808,560
Spotify Technology SA (b)	107,000	82,105,380
Walt Disney Co/The	154,300	19,134,743
Warner Bros Discovery Inc (b)	217,900	2,497,134
		1,008,121,364
Interactive Media & Services - 18.5%
Alphabet Inc Class A	6,170,244	1,087,382,100
Epic Games Inc (b)(c)(d)	23,900	17,587,771
Meta Platforms Inc Class A	4,225,316	3,118,663,487
Pinterest Inc Class A (b)	41,700	1,495,362
Reddit Inc Class A (b)	212,552	32,003,955
Reddit Inc Class B (b)	87,201	13,129,854
		4,270,262,529
Media - 0.1%
Charter Communications Inc Class A (b)	48,100	19,663,761
Magnite Inc (b)	206,000	4,968,720
MNTN Inc Class A	47,972	1,049,148
Omnicom Group Inc	25,200	1,812,888
		27,494,517
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	175,100	41,719,326
TOTAL COMMUNICATION SERVICES		5,347,597,736

Consumer Discretionary - 8.8%
Automobiles - 0.1%
General Motors Co	95,836	4,716,090
Rad Power Bikes Inc (b)(c)(d)	474,452	28,466
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	488,383	63,490
Tesla Inc (b)	37,500	11,912,250
		16,720,296
Broadline Retail - 5.3%
Amazon.com Inc (b)	5,574,300	1,222,945,677
Ollie's Bargain Outlet Holdings Inc (b)	53,735	7,081,198
		1,230,026,875
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	100,102	41,043,822
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (b)	298,496	39,502,961
Booking Holdings Inc	7,400	42,840,376
Carnival Corp (b)	396,400	11,146,768
Cava Group Inc (b)	115,400	9,720,142
Chipotle Mexican Grill Inc (b)	781,750	43,895,263
Domino's Pizza Inc	1,079	486,196
DoorDash Inc Class A (b)	21,000	5,176,710
DraftKings Inc Class A (b)	660,043	28,309,244
Dutch Bros Inc Class A (b)	77,500	5,298,675
Hilton Worldwide Holdings Inc	484,568	129,059,841
Royal Caribbean Cruises Ltd	39,700	12,431,658
Starbucks Corp	235,600	21,588,028
Viking Holdings Ltd (b)	431,650	23,002,629
		372,458,491
Household Durables - 0.3%
Blu Homes Inc (b)(c)(d)	98,215,581	30,447
DR Horton Inc	177,075	22,828,509
Garmin Ltd	35,071	7,320,019
PulteGroup Inc	235,900	24,878,014
Somnigroup International Inc	272,900	18,570,845
		73,627,834
Specialty Retail - 1.2%
Abercrombie & Fitch Co Class A (b)	27,444	2,273,735
Fanatics Inc Class A (b)(c)(d)	372,921	22,710,889
Gap Inc/The	12,630	275,460
Lowe's Cos Inc	140,500	31,172,735
O'Reilly Automotive Inc (b)	834,765	75,237,370
TJX Cos Inc/The	1,046,803	129,269,703
Urban Outfitters Inc (b)	72,800	5,280,912
Warby Parker Inc Class A (b)	745,500	16,348,815
		282,569,619
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	22,500	1,598,400
Ralph Lauren Corp Class A	58,777	16,121,356
Tapestry Inc	64,800	5,690,088
VF Corp (e)	80,700	948,225
		24,358,069
TOTAL CONSUMER DISCRETIONARY		2,040,805,006

Consumer Staples - 1.1%
Beverages - 0.5%
Coca-Cola Co/The	1,609,318	113,859,249
Consumer Staples Distribution & Retail - 0.6%
Casey's General Stores Inc	39,800	20,308,746
Costco Wholesale Corp	111,600	110,477,304
Kroger Co/The	20,300	1,456,119
Sprouts Farmers Market Inc (b)	8,500	1,399,440
Walmart Inc	61,200	5,984,136
		139,625,745
Household Products - 0.0%
Procter & Gamble Co/The	1,184	188,634
Tobacco - 0.0%
Altria Group Inc	21,600	1,266,408
Philip Morris International Inc	38,300	6,975,579
		8,241,987
TOTAL CONSUMER STAPLES		261,915,615

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Antero Resources Corp (b)	579,500	23,342,260
Centrus Energy Corp Class A (b)(e)	105,900	19,398,762
Cheniere Energy Inc	246,933	60,133,124
EQT Corp	28,100	1,638,792
Exxon Mobil Corp	722,500	77,885,500
Sable Offshore Corp (b)	311,572	6,848,353
Shell PLC ADR	216,802	15,265,029
		204,511,820
Financials - 13.6%
Banks - 2.8%
Bank of America Corp	1,521,400	71,992,648
Citigroup Inc	565,600	48,143,872
East West Bancorp Inc	41,200	4,160,376
First Citizens BancShares Inc/NC Class A	1,394	2,727,319
JPMorgan Chase & Co	845,259	245,049,037
Wells Fargo & Co	3,497,116	280,188,934
		652,262,186
Capital Markets - 1.0%
Bank of New York Mellon Corp/The	567,639	51,717,589
Blackstone Inc	6,500	972,270
Blue Owl Capital Inc Class A	1,258,200	24,170,022
Charles Schwab Corp/The	368,500	33,621,940
Coinbase Global Inc Class A (b)	42,054	14,739,506
Goldman Sachs Group Inc/The	24,900	17,622,975
Interactive Brokers Group Inc Class A	175,200	9,707,832
Moody's Corp	26,230	13,156,706
Morgan Stanley	331,853	46,744,814
MSCI Inc	5,519	3,183,028
Nasdaq Inc	16,300	1,457,546
Raymond James Financial Inc	26,400	4,048,968
Tulco LLC (b)(c)(d)(g)	17,377	15,443,809
		236,587,005
Consumer Finance - 0.6%
American Express Co	273,308	87,179,786
Capital One Financial Corp	258,116	54,916,759
		142,096,545
Financial Services - 7.6%
Affirm Holdings Inc Class A (b)	18,300	1,265,262
Apollo Global Management Inc	297,500	42,206,325
Berkshire Hathaway Inc Class A (b)	1,586	1,155,876,800
Block Inc Class A (b)	23,400	1,589,562
Fiserv Inc (b)	351,800	60,653,838
Mastercard Inc Class A	354,300	199,095,342
Paymentus Holdings Inc Class A (b)	24,006	786,197
Toast Inc Class A (b)	973,300	43,107,457
Visa Inc Class A	735,000	260,961,750
		1,765,542,533
Insurance - 1.6%
American International Group Inc	124,826	10,683,857
Arthur J Gallagher & Co	309,561	99,096,667
Chubb Ltd	441,007	127,768,548
Marsh & McLennan Cos Inc	81,437	17,805,386
Progressive Corp/The	267,910	71,494,463
Travelers Companies Inc/The	141,138	37,760,061
		364,608,982
TOTAL FINANCIALS		3,161,097,251

Health Care - 6.5%
Biotechnology - 1.7%
AbbVie Inc	103,700	19,248,794
Alnylam Pharmaceuticals Inc (b)	271,213	88,439,847
Caris Life Sciences Inc (b)	48,900	1,306,608
Celldex Therapeutics Inc (b)	88,600	1,803,010
Cytokinetics Inc (b)	42,200	1,394,288
Exelixis Inc (b)	29,400	1,295,805
Gilead Sciences Inc	878,200	97,366,035
Insmed Inc (b)	150,500	15,146,320
Legend Biotech Corp ADR (b)	942,800	33,459,972
Light Sciences Oncology Inc (b)(c)	2,708,254	27
Recursion Pharmaceuticals Inc Class A (b)(e)	121,703	615,817
Regeneron Pharmaceuticals Inc	110,599	58,064,475
Soleno Therapeutics Inc (b)	66,000	5,529,480
United Therapeutics Corp (b)	10,112	2,905,683
Vertex Pharmaceuticals Inc (b)	174,646	77,752,399
		404,328,560
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	68,100	9,262,281
Alcon AG (United States)	27,900	2,463,012
Artivion Inc (b)	292,900	9,109,190
Boston Scientific Corp (b)	2,085,308	223,982,932
Insulet Corp (b)	28,200	8,859,876
Intuitive Surgical Inc (b)	174,551	94,852,759
Penumbra Inc (b)	16,500	4,234,395
Stryker Corp	113,900	45,062,257
TransMedics Group Inc (b)	637,900	85,484,979
		483,311,681
Health Care Providers & Services - 0.3%
CVS Health Corp	49,200	3,393,816
Encompass Health Corp	7,600	931,988
HCA Healthcare Inc	31,400	12,029,340
Tenet Healthcare Corp (b)	222,859	39,223,184
UnitedHealth Group Inc	72,088	22,489,293
		78,067,621
Health Care Technology - 0.3%
Doximity Inc Class A (b)	1,091,300	66,940,342
Veeva Systems Inc Class A (b)	45,808	13,191,788
		80,132,130
Life Sciences Tools & Services - 0.4%
Danaher Corp	120,239	23,752,012
Thermo Fisher Scientific Inc	124,532	50,492,745
Veterinary Emergency Group (b)(c)(d)(g)	184,081	14,847,973
		89,092,730
Pharmaceuticals - 1.6%
Eli Lilly & Co	465,083	362,546,151
TOTAL HEALTH CARE		1,497,478,873

Industrials - 10.0%
Aerospace & Defense - 4.7%
AeroVironment Inc (b)	900	256,455
ATI Inc (b)	112,300	9,695,982
Axon Enterprise Inc (b)	61,775	51,145,994
Boeing Co (b)	337,700	70,758,281
BWX Technologies Inc	124,100	17,877,846
GE Aerospace	791,603	203,750,696
HEICO Corp Class A	5,900	1,526,625
Howmet Aerospace Inc	634,500	118,099,485
Karman Holdings Inc (e)	17,000	856,290
Leonardo DRS Inc	98,600	4,582,928
Loar Holdings Inc (b)	48,600	4,187,862
Relativity Space Inc (b)(c)	5,596	6,323
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	131	142
Rocket Lab Corp (e)	135,500	4,846,835
RTX Corp	9,600	1,401,792
Space Exploration Technologies Corp (b)(c)(d)	2,573,450	476,088,250
Space Exploration Technologies Corp Class C (b)(c)(d)	45,460	8,410,100
StandardAero Inc	41,500	1,313,475
TransDigm Group Inc	73,962	112,469,576
Woodward Inc	14,009	3,433,466
		1,090,708,403
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	74,930	2,919,272
Building Products - 0.9%
AZEK Co Inc/The Class A (b)	680,500	36,985,175
Builders FirstSource Inc (b)	246,700	28,787,423
Tecnoglass Inc	614,800	47,560,928
Trane Technologies PLC	234,600	102,616,386
		215,949,912
Commercial Services & Supplies - 0.4%
Cintas Corp	186,648	41,598,240
Clean Harbors Inc (b)	19,744	4,564,418
GFL Environmental Inc Subordinate Voting Shares	764,025	38,567,342
Republic Services Inc	62,700	15,462,447
		100,192,447
Construction & Engineering - 0.5%
Bowman Consulting Group Ltd (b)	337,500	9,703,125
EMCOR Group Inc	64,300	34,393,427
Quanta Services Inc	185,800	70,247,264
		114,343,816
Electrical Equipment - 1.5%
Eaton Corp PLC	243,616	86,968,476
GE Vernova Inc	476,425	252,100,289
Vertiv Holdings Co Class A	67,600	8,680,516
		347,749,281
Ground Transportation - 0.0%
Uber Technologies Inc (b)	108,900	10,160,370
Industrial Conglomerates - 0.2%
3M Co	249,400	37,968,656
Machinery - 1.0%
Chart Industries Inc (b)	178,300	29,357,095
Deere & Co	100,300	51,001,547
PACCAR Inc	13,142	1,249,279
Parker-Hannifin Corp	166,900	116,574,643
RBC Bearings Inc (b)	20,600	7,926,880
Westinghouse Air Brake Technologies Corp	143,300	29,999,855
		236,109,299
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	270,500	13,384,340
Professional Services - 0.3%
KBR Inc	724,900	34,751,706
Paycom Software Inc	39,300	9,094,020
UL Solutions Inc Class A	71,700	5,224,062
Verisk Analytics Inc	76,633	23,871,180
		72,940,968
Trading Companies & Distributors - 0.4%
FTAI Aviation Ltd	56,500	6,499,760
QXO Inc (b)	274,900	5,921,346
WW Grainger Inc	70,900	73,753,016
		86,174,122
TOTAL INDUSTRIALS		2,328,600,886

Information Technology - 22.4%
Communications Equipment - 0.2%
Arista Networks Inc	580,712	59,412,645
Ciena Corp (b)	27,000	2,195,910
		61,608,555
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	2,880,560	284,455,300
Flex Ltd (b)	18,072	902,154
Jabil Inc	25,200	5,496,120
		290,853,574
IT Services - 1.0%
Asac II LP (b)(c)(d)	9,408,021	1,580,548
Cloudflare Inc Class A (b)	152,200	29,805,326
CoreWeave Inc Class A (h)	854,240	139,292,374
CoreWeave Inc Class A (b)(e)	23,600	3,848,216
Gartner Inc (b)	42,381	17,131,248
IBM Corporation	10,100	2,977,278
Kyndryl Holdings Inc (b)	252,190	10,581,892
Okta Inc Class A (b)	36,576	3,656,503
Snowflake Inc Class A (b)	64,500	14,433,165
Twilio Inc Class A (b)	7,100	882,956
X.Ai Holdings Corp Class A (c)(d)	269,549	9,854,711
		234,044,217
Semiconductors & Semiconductor Equipment - 11.0%
Analog Devices Inc	12,400	2,951,448
ARM Holdings PLC ADR (b)(e)	52,600	8,507,524
Astera Labs Inc (b)	209,800	18,970,116
Broadcom Inc	793,600	218,755,840
Intel Corp	62,000	1,388,800
KLA Corp	3,600	3,224,664
Lam Research Corp	412,000	40,104,080
Marvell Technology Inc	794,000	61,455,600
Micron Technology Inc	546,600	67,368,450
Monolithic Power Systems Inc	4,700	3,437,486
NVIDIA Corp	13,407,860	2,118,307,802
		2,544,471,810
Software - 7.4%
Agilysys Inc (b)	36,800	4,218,752
Applied Intuition Inc Class A (c)(d)	44,267	6,037,576
AppLovin Corp Class A (b)	11,600	4,060,928
Cadence Design Systems Inc (b)	291,482	89,820,178
Circle Internet Group Inc (d)(h)	684,147	124,029,010
Crowdstrike Holdings Inc Class A (b)	23,300	11,866,923
CyberArk Software Ltd (b)	63,200	25,714,816
Datadog Inc Class A (b)	9,200	1,235,836
Docusign Inc (b)	24,300	1,892,727
Figma Inc Class A (b)(c)(d)	159,400	4,440,884
Fortinet Inc (b)	267,500	28,280,100
Guidewire Software Inc (b)	11,200	2,637,040
Intuit Inc	3,800	2,992,994
Magic Leap Inc Class A (b)(c)(d)	30,863	0
Magic Leap Inc warrants (b)(c)(d)	46,794	1
Microsoft Corp	2,601,615	1,294,069,317
Monday.com Ltd (b)	22,600	7,107,248
OpenAI Global LLC rights (b)(c)(d)	9,175,218	13,487,570
Oracle Corp	14,600	3,191,998
Palantir Technologies Inc Class A (b)	11,800	1,608,576
Palo Alto Networks Inc (b)	32,600	6,671,264
Roper Technologies Inc	2,500	1,417,100
Rubrik Inc Class A (b)	87,000	7,794,330
SailPoint Inc	44,000	1,005,840
Samsara Inc Class A (b)	281,608	11,202,366
Servicenow Inc (b)	23,799	24,467,276
ServiceTitan Inc Class A (b)	3,900	418,002
Stripe Inc Class B (b)(c)(d)	83,200	2,953,600
Tanium Inc Class B (b)(c)(d)	1,259,978	12,020,190
Weave Communications Inc (b)	1,525,600	12,692,992
Zoom Communications Inc Class A (b)	84,424	6,583,384
Zscaler Inc (b)	26,400	8,288,016
		1,722,206,834
Technology Hardware, Storage & Peripherals - 1.5%
Apple Inc	1,596,397	327,532,772
Dell Technologies Inc Class C	75,875	9,302,275
		336,835,047
TOTAL INFORMATION TECHNOLOGY		5,190,020,037

Materials - 0.7%
Chemicals - 0.3%
Bolt Projects Holdings Inc Class A (b)(e)	2,878	8,116
Corteva Inc	735,200	54,794,456
Ecolab Inc	25,500	6,870,720
Sherwin-Williams Co/The	40,769	13,998,444
		75,671,736
Construction Materials - 0.1%
Martin Marietta Materials Inc	31,000	17,017,760
Containers & Packaging - 0.0%
International Paper Co	131,400	6,153,462
Metals & Mining - 0.3%
Carpenter Technology Corp	34,353	9,494,482
Freeport-McMoRan Inc	1,123,300	48,695,055
Ivanhoe Electric Inc / US (b)	462,597	4,195,755
Ivanhoe Electric Inc / US warrants (b)	154,500	412,469
Royal Gold Inc	6,700	1,191,528
		63,989,289
TOTAL MATERIALS		162,832,247

Real Estate - 0.2%
Health Care REITs - 0.2%
Welltower Inc	335,800	51,622,534
Utilities - 1.5%
Electric Utilities - 0.9%
American Electric Power Co Inc	92,600	9,608,176
Constellation Energy Corp	564,724	182,270,318
NRG Energy Inc	168,607	27,074,912
		218,953,406
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	682,200	132,217,182
TOTAL UTILITIES		351,170,588

TOTAL UNITED STATES		20,597,652,593
TOTAL COMMON STOCKS (Cost $6,915,777,996)		22,472,054,334

Convertible Preferred Stocks - 2.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	2,032	2,629,266
Canva Inc Series A2 (b)(c)(d)	368	476,166

TOTAL AUSTRALIA		3,105,432
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	130,945	28,713,620
UNITED STATES - 2.5%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	61,855	3,711
Rad Power Bikes Inc Series C (b)(c)(d)	243,394	36,509
Rad Power Bikes Inc Series D (b)(c)(d)	411,659	94,682
		134,902
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	2,800	694,176
TOTAL CONSUMER DISCRETIONARY		829,078

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	8,102	280,248
GoBrands Inc Series H (b)(c)(d)	10,223	453,901
		734,149
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	125,700	1,610,217
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	70,912	5,260,961
		6,871,178
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	594,600	1,171,362
Intarcia Therapeutics Inc (b)(c)(d)	516,522	5
		1,171,367
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	270,000	2,608,201
Lyra Health Inc Series F (b)(c)(d)	10,070	97,276
Somatus Inc Series E (b)(c)(d)	2,206	2,505,795
		5,211,272
TOTAL HEALTH CARE		6,382,639

Industrials - 2.2%
Aerospace & Defense - 2.1%
Space Exploration Technologies Corp Series G (b)(c)(d)	145,254	268,719,900
Space Exploration Technologies Corp Series H (b)(c)(d)	42,094	77,873,900
Space Exploration Technologies Corp Series N (b)(c)(d)	66,208	122,484,800
		469,078,600
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	208,789	8,134,420
Zipline International Inc Series F (b)(c)(d)	79,020	3,078,619
Zipline International Inc Series G (b)(c)(d)	182,718	7,118,693
		18,331,732
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	52,096	7,232,488
TOTAL INDUSTRIALS		494,642,820

Information Technology - 0.3%
IT Services - 0.0%
X.Ai Holdings Corp Series C (c)(d)	308,769	11,288,594
Software - 0.3%
Anthropic PBC Series E (c)(d)	18,000	1,573,200
Applied Intuition Inc Series A2 (c)(d)	55,889	7,622,701
Applied Intuition Inc Series B2 (c)(d)	26,948	3,675,438
Magic Leap Inc Series AA (b)(c)(d)	325,855	3
MOLOCO Inc Series A (b)(c)(d)	39,638	2,650,989
Nuro Inc/CA Series C (b)(c)(d)	491,080	6,305,467
Nuro Inc/CA Series D (b)(c)(d)	94,265	1,362,129
Stripe Inc Series H (b)(c)(d)	34,900	1,238,950
Stripe Inc Series I (b)(c)(d)	611,900	21,722,451
		46,151,328
TOTAL INFORMATION TECHNOLOGY		57,439,922

TOTAL UNITED STATES		566,899,786
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $150,349,062)		598,718,838

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	488,383	363,586
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (c)(d)(i)(j)	2,280,387	0
TOTAL UNITED STATES		363,586
TOTAL PREFERRED SECURITIES (Cost $2,768,770)		363,586

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.32	353,616,104	353,686,827
Fidelity Securities Lending Cash Central Fund (k)(l)	4.32	126,361,584	126,374,220
TOTAL MONEY MARKET FUNDS (Cost $480,060,982)			480,061,047

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $7,548,956,810)	23,551,197,805
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(372,257,470)
NET ASSETS - 100.0%	23,178,940,335

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,347,214,866 or 5.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $136,136 or 0.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $263,321,384 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing - Security is in default.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	1,604,033

Anthropic PBC Series E	2/14/25	1,009,557

Applied Intuition Inc Class A	7/02/24 - 6/16/25	2,744,672

Applied Intuition Inc Series A2	7/02/24	3,336,288

Applied Intuition Inc Series B2	7/02/24	1,608,658

Asac II LP	10/10/13	724,512

Beta Technologies Inc Series B, 6%	4/04/22	5,374,744

Blu Homes Inc	5/21/20	169,874

ByteDance Ltd Series E1	11/18/20	14,348,191

Canva Inc Class A	3/18/24	12,746,600

Canva Inc Series A	9/22/23	2,167,455

Canva Inc Series A2	9/22/23	392,531

Circle Internet Group Inc	5/11/21 - 5/09/22	12,882,147

Discord Inc Series I	9/15/21	1,541,748

ElevateBio LLC Series C	3/09/21	2,494,347

Epic Games Inc	7/13/20 - 7/30/20	13,742,500

Fanatics Inc Class A	8/13/20 - 12/15/21	12,263,632

Figma Inc Class A	5/15/24	3,696,964

GoBrands Inc Series G	3/02/21	2,023,210

GoBrands Inc Series H	7/22/21	3,971,539

I-Pulse Inc	3/18/10	50,101

Intarcia Therapeutics Inc	11/14/12	7,040,195

Intarcia Therapeutics Inc 6%	1/03/20	2,280,387

Lyra Health Inc Series E	1/14/21	2,472,282

Lyra Health Inc Series F	6/04/21	158,143

Magic Leap Inc Class A	10/06/17	14,999,526

Magic Leap Inc Series AA	7/07/20	5,624,300

Magic Leap Inc warrants	7/07/20	0

MOLOCO Inc Series A	6/26/23	2,378,280

Nuro Inc/CA Series C	10/30/20	6,410,853

Nuro Inc/CA Series D	10/29/21	1,965,022

OpenAI Global LLC rights	9/30/24	9,175,218

Rad Power Bikes Inc	1/21/21	2,288,681

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	488,383

Rad Power Bikes Inc Series A	1/21/21	298,379

Rad Power Bikes Inc Series C	1/21/21	1,174,094

Rad Power Bikes Inc Series D	9/17/21	3,945,258

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc warrants 11/1/2030	11/14/23	0

Somatus Inc Series E	1/31/22	1,925,033

Space Exploration Technologies Corp	10/16/15 - 2/16/21	29,627,970

Space Exploration Technologies Corp Class C	9/11/17	613,710

Space Exploration Technologies Corp Series G	1/20/15	11,251,375

Space Exploration Technologies Corp Series H	8/04/17	5,682,690

Space Exploration Technologies Corp Series N	8/04/20	17,876,160

Stripe Inc Class B	5/18/21	3,338,681

Stripe Inc Series H	3/15/21	1,400,363

Stripe Inc Series I	3/20/23 - 5/12/23	12,320,080

Tanium Inc Class B	4/21/17 - 9/18/20	9,906,875

Tenstorrent Holdings Inc Series C1	4/23/21	4,216,027

Tulco LLC	8/24/17	5,868,468

Veterinary Emergency Group	9/16/21 - 11/13/23	7,020,155

X.Ai Holdings Corp Class A	10/25/22	9,710,000

X.Ai Holdings Corp Series C	11/22/24	6,684,849

Zipline International Inc	10/12/21	2,697,480

Zipline International Inc Series E	12/21/20	6,812,660

Zipline International Inc Series F	4/11/23	3,176,375

Zipline International Inc Series G	6/07/24	7,664,344

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

CoreWeave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	283,154,929	1,877,060,329	1,806,528,431	6,853,189	-	-	353,686,827	353,616,104	0.7%
Fidelity Securities Lending Cash Central Fund	85,081,225	365,201,029	323,908,035	451,685	-	1	126,374,220	126,361,584	0.4%
Total	368,236,154	2,242,261,358	2,130,436,466	7,304,874	-	1	480,061,047

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	5,380,593,954	5,331,321,473	31,684,710	17,587,771
Consumer Discretionary	2,377,330,305	2,291,520,567	62,976,446	22,833,292
Consumer Staples	285,814,346	285,814,346	-	-
Energy	273,800,790	272,290,558	1,510,232	-
Financials	3,500,631,614	3,445,276,769	27,328,513	28,026,332
Health Care	1,687,026,168	1,642,331,201	29,629,116	15,065,851
Industrials	2,513,075,351	1,898,602,398	127,048,866	487,424,087
Information Technology	5,595,153,764	5,496,402,144	32,914,076	65,837,544
Materials	455,834,920	446,565,956	9,268,964	-
Real Estate	51,622,534	51,622,534	-	-
Utilities	351,170,588	351,170,588	-	-

Convertible Preferred Stocks
Communication Services	28,713,620	-	-	28,713,620
Consumer Discretionary	829,078	-	-	829,078
Consumer Staples	734,149	-	-	734,149
Financials	6,871,178	-	-	6,871,178
Health Care	6,382,639	-	-	6,382,639
Industrials	494,642,820	-	-	494,642,820
Information Technology	60,545,354	-	-	60,545,354

Preferred Securities
Consumer Discretionary	363,586	-	-	363,586
Health Care	-	-	-	-

Money Market Funds	480,061,047	480,061,047	-	-
Total Investments in Securities:	23,551,197,805	21,992,979,581	322,360,923	1,235,857,301
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2025($)
Common Stocks	675,953,795	(13,933,742)	(7,654,093)	26,355,048	(43,946,131)	-	-	-	636,774,877	10,293,516
Convertible Preferred Stocks	581,651,742	-	25,244,198	7,694,406	(15,871,508)	-	-	-	598,718,838	16,436,360
Preferred Securities	637,289	-	(273,703)	-	-	-	-	-	363,586	(273,704)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $123,313,137) - See accompanying schedule:
Unaffiliated issuers (cost $7,068,895,828)	$23,071,136,758
Fidelity Central Funds (cost $480,060,982)	480,061,047

Total Investment in Securities (cost $7,548,956,810)		$23,551,197,805
Foreign currency held at value (cost $86,716)		84,589
Receivable for investments sold		275,327
Receivable for fund shares sold		11,606,668
Dividends receivable		7,749,091
Distributions receivable from Fidelity Central Funds		1,748,936
Other receivables		820,812
Total assets		23,573,483,228
Liabilities
Payable to custodian bank	$194,907
Payable for investments purchased	3,257,780
Payable for fund shares redeemed	243,966,575
Accrued management fee	15,195,670
Distribution and service plan fees payable	3,029,029
Other payables and accrued expenses	2,554,637
Collateral on securities loaned	126,344,295
Total liabilities		394,542,893
Net Assets		$23,178,940,335
Net Assets consist of:
Paid in capital		$6,121,059,998
Total accumulated earnings (loss)		17,057,880,337
Net Assets		$23,178,940,335

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($8,506,101,558 ÷ 186,770,716 shares)(a)		$45.54
Maximum offering price per share (100/94.25 of $45.54)		$48.32
Class M :
Net Asset Value and redemption price per share ($1,999,934,598 ÷ 47,631,710 shares)(a)		$41.99
Maximum offering price per share (100/96.50 of $41.99)		$43.51
Class C :
Net Asset Value and offering price per share ($633,767,251 ÷ 19,483,213 shares)(a)		$32.53
Class I :
Net Asset Value, offering price and redemption price per share ($9,682,115,285 ÷ 201,791,320 shares)		$47.98
Class Z :
Net Asset Value, offering price and redemption price per share ($2,357,021,643 ÷ 48,813,369 shares)		$48.29
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$59,088,318
Income from Fidelity Central Funds (including $451,685 from security lending)		7,304,874
Total income		66,393,192
Expenses
Management fee
Basic fee	$68,925,586
Performance adjustment	18,636,074
Distribution and service plan fees	17,506,327
Custodian fees and expenses	115,937
Independent trustees' fees and expenses	40,790
Registration fees	153,507
Audit fees	134,484
Legal	12,863
Miscellaneous	89,740
Total expenses		105,615,308
Net Investment income (loss)		(39,222,116)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,193,413,174
Foreign currency transactions	336,874
Total net realized gain (loss)		1,193,750,048
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $249,347)	1,215,150,112
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	316,307
Total change in net unrealized appreciation (depreciation)		1,215,466,420
Net gain (loss)		2,409,216,468
Net increase (decrease) in net assets resulting from operations		$2,369,994,352
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(39,222,116)	$(26,688,677)
Net realized gain (loss)	1,193,750,048	2,015,548,180
Change in net unrealized appreciation (depreciation)	1,215,466,420	4,055,564,812
Net increase (decrease) in net assets resulting from operations	2,369,994,352	6,044,424,315
Distributions to shareholders	(278,155,033)	(1,234,294,863)

Share transactions - net increase (decrease)	(711,838,486)	(995,341,372)
Total increase (decrease) in net assets	1,380,000,833	3,814,788,080

Net Assets
Beginning of period	21,798,939,502	17,984,151,422
End of period	$23,178,940,335	$21,798,939,502

Consolidated Financial Highlights
Fidelity Advisor® New Insights Fund Class A

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$41.47	$32.50	$25.50	$40.22	$36.57	$32.08
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.09)	.09	.10	(.16)	(.10)
Net realized and unrealized gain (loss)	4.71	11.49	8.92	(10.99)	8.90	7.57
Total from investment operations	4.61	11.40	9.01	(10.89)	8.74	7.47
Distributions from net investment income	-	(.02)	(.07)	(.12)	-	- C
Distributions from net realized gain	(.54)	(2.41)	(1.94)	(3.71)	(5.09)	(2.97)
Total distributions	(.54)	(2.43)	(2.01)	(3.83)	(5.09)	(2.98) D
Net asset value, end of period	$45.54	$41.47	$32.50	$25.50	$40.22	$36.57
Total Return E,F,G	11.18%	34.91%	35.95%	(27.48)%	24.30%	23.64%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.08% J	.90%	.69%	.70%	.93%	1.10%
Expenses net of fee waivers, if any	1.08 % J	.90%	.68%	.70%	.93%	1.10%
Expenses net of all reductions, if any	1.08% J	.90%	.68%	.70%	.93%	1.10%
Net investment income (loss)	(.46)% J	(.23)%	.29%	.32%	(.40)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,506,102	$7,897,638	$6,311,442	$5,101,386	$8,124,425	$6,752,941
Portfolio turnover rate K	23 % J	18% L	15%	32% L	29%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class M

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.32	$30.24	$23.85	$37.93	$34.81	$30.73
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.17)	.01	.02	(.25)	(.17)
Net realized and unrealized gain (loss)	4.35	10.68	8.32	(10.34)	8.46	7.22
Total from investment operations	4.21	10.51	8.33	(10.32)	8.21	7.05
Distributions from net investment income	-	(.02)	- C	(.05)	-	-
Distributions from net realized gain	(.54)	(2.41)	(1.94)	(3.71)	(5.09)	(2.97)
Total distributions	(.54)	(2.43)	(1.94)	(3.76)	(5.09)	(2.97)
Net asset value, end of period	$41.99	$38.32	$30.24	$23.85	$37.93	$34.81
Total Return D,E,F	11.06%	34.57%	35.60%	(27.64)%	24.00%	23.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.33% I	1.15%	.94%	.95%	1.18%	1.35%
Expenses net of fee waivers, if any	1.33 % I	1.15%	.93%	.94%	1.18%	1.35%
Expenses net of all reductions, if any	1.33% I	1.15%	.93%	.94%	1.18%	1.35%
Net investment income (loss)	(.72)% I	(.48)%	.04%	.07%	(.65)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,999,935	$1,892,816	$1,537,166	$1,254,016	$2,027,325	$1,855,830
Portfolio turnover rate J	23 % I	18% K	15%	32% K	29%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class C

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.87	$24.08	$19.41	$31.89	$30.09	$27.03
Income from Investment Operations
Net investment income (loss) A,B	(.18)	(.28)	(.11)	(.11)	(.38)	(.29)
Net realized and unrealized gain (loss)	3.38	8.50	6.72	(8.66)	7.27	6.32
Total from investment operations	3.20	8.22	6.61	(8.77)	6.89	6.03
Distributions from net investment income	-	(.02)	- C	-	-	-
Distributions from net realized gain	(.54)	(2.41)	(1.94)	(3.71)	(5.09)	(2.97)
Total distributions	(.54)	(2.43)	(1.94)	(3.71)	(5.09)	(2.97)
Net asset value, end of period	$32.53	$29.87	$24.08	$19.41	$31.89	$30.09
Total Return D,E,F	10.80%	33.89%	34.86%	(28.02)%	23.36%	22.74%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.84% I	1.65%	1.45%	1.46%	1.70%	1.86%
Expenses net of fee waivers, if any	1.84 % I	1.65%	1.45%	1.46%	1.69%	1.86%
Expenses net of all reductions, if any	1.84% I	1.65%	1.45%	1.46%	1.69%	1.86%
Net investment income (loss)	(1.22)% I	(.97)%	(.47)%	(.45)%	(1.17)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$633,767	$664,701	$641,565	$672,129	$1,376,480	$1,973,253
Portfolio turnover rate J	23 % I	18% K	15%	32% K	29%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class I

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$43.60	$34.00	$26.60	$41.73	$37.69	$32.90
Income from Investment Operations
Net investment income (loss) A,B	(.05)	.01	.17	.19	(.06)	(.01)
Net realized and unrealized gain (loss)	4.97	12.02	9.31	(11.41)	9.19	7.78
Total from investment operations	4.92	12.03	9.48	(11.22)	9.13	7.77
Distributions from net investment income	-	(.02)	(.14)	(.20)	-	- C
Distributions from net realized gain	(.54)	(2.41)	(1.94)	(3.71)	(5.09)	(2.97)
Total distributions	(.54)	(2.43)	(2.08)	(3.91)	(5.09)	(2.98) D
Net asset value, end of period	$47.98	$43.60	$34.00	$26.60	$41.73	$37.69
Total Return E,F	11.35%	35.22%	36.26%	(27.28)%	24.62%	23.96%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.83% I	.65%	.44%	.45%	.68%	.85%
Expenses net of fee waivers, if any	.83 % I	.65%	.43%	.44%	.68%	.85%
Expenses net of all reductions, if any	.83% I	.65%	.43%	.44%	.68%	.84%
Net investment income (loss)	(.21)% I	.03%	.54%	.57%	(.15)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,682,115	$9,062,666	$7,795,989	$6,584,612	$12,335,063	$12,218,735
Portfolio turnover rate J	23 % I	18% K	15%	32% K	29%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class Z

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$43.85	$34.14	$26.70	$41.89	$37.77	$32.93
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.06	.21	.23	(.01)	.03
Net realized and unrealized gain (loss)	5.00	12.08	9.35	(11.47)	9.22	7.79
Total from investment operations	4.98	12.14	9.56	(11.24)	9.21	7.82
Distributions from net investment income	-	(.02)	(.18)	(.24)	-	- C
Distributions from net realized gain	(.54)	(2.41)	(1.94)	(3.71)	(5.09)	(2.97)
Total distributions	(.54)	(2.43)	(2.12)	(3.95)	(5.09)	(2.98) D
Net asset value, end of period	$48.29	$43.85	$34.14	$26.70	$41.89	$37.77
Total Return E,F	11.42%	35.40%	36.43%	(27.21)%	24.79%	24.09%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.54%	.32%	.33%	.56%	.73%
Expenses net of fee waivers, if any	.72 % I	.54%	.31%	.32%	.56%	.73%
Expenses net of all reductions, if any	.72% I	.54%	.31%	.32%	.56%	.72%
Net investment income (loss)	(.10)% I	.14%	.66%	.69%	(.03)%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,357,022	$2,281,119	$1,697,989	$1,232,534	$2,572,098	$2,100,757
Portfolio turnover rate J	23 % I	18% K	15%	32% K	29%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$636,774,877	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	22.1 - 33.3 / 32.9	Increase
			Enterprise value/Net income (EV/NI)	15.8	Increase
			Enterprise value/Revenue multiple (EV/R)	0.7 - 38.2 / 12.6	Increase
		Market approach	Discount rate	5.0%	Decrease
			Transaction price	$1.41 - $2.50 / $2.09	Increase
		Recovery value	Recovery value	$0.00 - $0.17 / $0.16	Increase
		Black scholes	Discount rate	3.9% - 4.0% / 3.9%	Increase
			Term	2.1 - 5.0 / 2.3	Increase
			Volatility	60.0% - 80.0% / 61.3%	Increase
Convertible Preferred Stocks	$598,718,838	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	33.3	Increase
			Enterprise value/Revenue multiple (EV/R)	0.6 - 38.2 / 10.6	Increase
		Market approach	Discount rate	10.0%	Decrease
			Transaction price	$12.79	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.8% - 3.9% / 3.9%	Increase
			Term	2.0 - 4.0 / 2.7	Increase
			Volatility	60.0% - 100.0% / 88.3%	Increase
Preferred Securities	$363,586	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	3.9%	Increase
			Term	2.1	Increase
			Volatility	60.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor New Insights Fund	$820,812

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,121,616,569
Gross unrealized depreciation	(217,740,166)
Net unrealized appreciation (depreciation)	$15,903,876,403
Tax cost	$7,647,321,402

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor New Insights Fund	30,291,782.13

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor New Insights Fund	2,439,396,174	3,467,278,882

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor New Insights Fund	16,097,862	419,290,241	649,888,338
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.66
Class M	.66
Class C	.68
Class I	.66
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.65
Class M	.65
Class C	.65
Class I	.65
Class Z	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor New Insights Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .17%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	9,772,776	144,538
Class M	.25%	.25%	4,639,814	51,743
Class C	.75%	.25%	3,093,737	302,021
			17,506,327	498,302

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	429,720
Class M	30,294
Class CA	2,486
462,500

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor New Insights Fund	48,743

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor New Insights Fund	128,411,148	226,814,560	58,044,429
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Advisor New Insights Fund	17,185
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor New Insights Fund	51,158	2,002	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Advisor New Insights Fund
Distributions to shareholders
Class A	$101,885,161	$444,889,868
Class M	26,376,173	115,171,352
Class C	11,675,506	52,403,157
Class I	110,590,195	494,509,886
Class Z	27,627,998	127,320,600
Total	$278,155,033	$1,234,294,863
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Advisor New Insights Fund
Class A
Shares sold	7,162,954	11,655,223	$296,150,534	$456,328,249
Reinvestment of distributions	2,231,209	9,905,753	96,543,606	421,256,507
Shares redeemed	(13,086,629)	(25,294,216)	(537,974,692)	(989,115,170)
Net increase (decrease)	(3,692,466)	(3,733,240)	$(145,280,552)	$(111,530,414)
Class M
Shares sold	1,432,880	2,844,770	$54,272,149	$103,036,376
Reinvestment of distributions	644,732	2,858,247	25,744,169	112,384,623
Shares redeemed	(3,847,016)	(7,134,562)	(145,399,790)	(258,927,025)
Net increase (decrease)	(1,769,404)	(1,431,545)	$(65,383,472)	$(43,506,026)
Class C
Shares sold	1,335,082	2,148,749	$39,468,308	$62,178,877
Reinvestment of distributions	372,125	1,688,218	11,532,139	51,766,614
Shares redeemed	(4,475,296)	(8,223,325)	(132,226,744)	(235,053,373)
Net increase (decrease)	(2,768,089)	(4,386,358)	$(81,226,297)	$(121,107,882)
Class I
Shares sold	12,838,261	38,417,922	$557,382,662	$1,576,251,183
Reinvestment of distributions	2,245,068	10,241,097	102,240,429	457,276,599
Shares redeemed	(21,134,389)	(70,102,386)	(923,840,294)	(2,853,278,625)
Net increase (decrease)	(6,051,060)	(21,443,367)	$(264,217,203)	$(819,750,843)
Class Z
Shares sold	5,381,644	11,959,909	$234,912,480	$500,031,493
Reinvestment of distributions	503,080	2,333,214	23,046,111	105,000,054
Shares redeemed	(9,089,256)	(12,004,025)	(413,689,553)	(504,477,754)
Net increase (decrease)	(3,204,532)	2,289,098	$(155,730,962)	$100,553,793
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor New Insights Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered the effective management fee rate for Class I from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of Class I of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of Class I of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Class I of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of Class I of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of Class I ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.803542.121
ANIF-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025